UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 5 of its series: Allspring Government Money Market Fund, Allspring Money Market Fund, Allspring National Tax-Free Money Market Fund, Allspring 100% Treasury Money Market Fund, and Allspring Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Administrator Class

WGAXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0947 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Class A

WFGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0450 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Institutional Class

GVIXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1751 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Roberts & Ryan Class

RNRXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5123 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Select Class

WFFXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3802 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Service Class

NWGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0743 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Sweep Class

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3931 07-25

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2025

Tribal Inclusion Class

AGTXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5120 07-25

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2025

Administrator Class

WTRXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2025.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3722 07-25

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2025

Class A

WFTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0252 07-25

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2025

Roberts & Ryan Class

RRAXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5122 07-25

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2025

Institutional Class

WOTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3177 07-25

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2025

Service Class

NWTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0008 07-25

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2025

Class A

STGXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0478 07-25

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2025

Class C

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$66	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3502 07-25

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2025

Premier Class

WMPXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3183 07-25

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2025

Service Class

WMOXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3656 07-25

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2025

Administator Class

WNTXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2025.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3710 07-25

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2025

Class A

NWMXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0452 07-25

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2025

Premier Class

WFNXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0477 07-25

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2025

Service Class

MMIXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0792 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Administrator Class

WTPXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3720 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Class A

PIVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0453 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Institutional Class

PISXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0793 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Select Class

WTLXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3803 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Service Class

PRVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0454 07-25

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2025

Roberts & Ryan Class

RRTXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5124 07-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2025

Government Money Market Funds | 1

Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 102.40%
U.S. Treasury Bills%%☼	0.00%	12-2-2025	$300,000,000	$295,822,108
U.S. Treasury Bills☼	3.97	7-9-2026	50,000,000	48,139,068
U.S. Treasury Bills☼	3.98	5-14-2026	50,000,000	48,440,506
U.S. Treasury Bills☼	3.99	3-19-2026	40,000,000	38,994,229
U.S. Treasury Bills☼	4.11	2-19-2026	80,000,000	78,180,317
U.S. Treasury Bills☼	4.15	9-18-2025	30,000,000	29,836,080
U.S. Treasury Bills☼	4.15	1-2-2026	83,000,000	81,544,982
U.S. Treasury Bills☼	4.15	1-2-2026	67,000,000	65,826,184
U.S. Treasury Bills☼	4.16	11-6-2025	50,000,000	49,446,628
U.S. Treasury Bills☼	4.16	12-26-2025	50,000,000	49,161,692
U.S. Treasury Bills☼	4.17	11-20-2025	50,000,000	49,366,298
U.S. Treasury Bills☼	4.18	11-13-2025	50,000,000	49,404,889
U.S. Treasury Bills☼	4.18	1-15-2026	50,000,000	49,042,649
U.S. Treasury Bills☼	4.18	1-22-2026	50,000,000	49,004,333
U.S. Treasury Bills☼	4.19	1-29-2026	50,000,000	48,961,135
U.S. Treasury Bills☼	4.20	12-11-2025	150,000,000	147,721,625
U.S. Treasury Bills☼	4.20	12-18-2025	50,000,000	49,200,171
U.S. Treasury Bills☼	4.21	11-28-2025	5,000,000	4,930,790
U.S. Treasury Bills☼	4.21	11-28-2025	105,000,000	103,558,547
U.S. Treasury Bills☼	4.21	12-4-2025	100,000,000	98,557,986
U.S. Treasury Bills☼	4.21	1-8-2026	82,000,000	80,487,858
U.S. Treasury Bills☼	4.23	10-2-2025	70,000,000	69,520,482
U.S. Treasury Bills☼	4.23	10-2-2025	480,000,000	476,523,349
U.S. Treasury Bills☼	4.24	11-4-2025	150,000,000	148,345,021
U.S. Treasury Bills☼	4.26	10-30-2025	320,000,000	316,609,000
U.S. Treasury Bills☼	4.26	10-30-2025	80,000,000	79,187,150
U.S. Treasury Bills☼	4.27	8-5-2025	382,770,000	382,590,879
U.S. Treasury Bills☼	4.27	10-7-2025	400,000,000	396,864,028
U.S. Treasury Bills☼	4.27	10-28-2025	400,000,000	395,886,000
U.S. Treasury Bills☼	4.28	8-7-2025	239,450,000	239,281,473
U.S. Treasury Bills☼	4.28	8-7-2025	49,090,000	49,055,616
U.S. Treasury Bills☼	4.28	9-25-2025	300,000,000	298,065,833
U.S. Treasury Bills☼	4.28	10-14-2025	700,000,000	693,930,561
U.S. Treasury Bills☼	4.28	10-16-2025	325,000,000	322,095,481
U.S. Treasury Bills☼	4.28	10-16-2025	25,000,000	24,785,617
U.S. Treasury Bills☼	4.28	11-12-2025	350,000,000	345,771,635
U.S. Treasury Bills☼	4.29	9-2-2025	450,000,000	448,309,022
U.S. Treasury Bills%%☼	4.29	9-2-2025	100,000,000	99,667,656
U.S. Treasury Bills☼	4.29	9-30-2025	315,000,000	312,780,492
U.S. Treasury Bills☼	4.29	9-30-2025	85,000,000	84,400,750
U.S. Treasury Bills☼	4.29	10-9-2025	350,000,000	347,163,333
U.S. Treasury Bills☼	4.29	10-21-2025	300,000,000	297,146,437
U.S. Treasury Bills☼	4.29	11-18-2025	75,000,000	74,038,756
U.S. Treasury Bills☼	4.29	11-25-2025	150,000,000	147,956,225
U.S. Treasury Bills☼	4.30	8-14-2025	192,620,000	192,324,158
U.S. Treasury Bills☼	4.30	8-14-2025	30,000,000	29,954,792
U.S. Treasury Bills☼	4.30	8-19-2025	600,000,000	598,728,690
U.S. Treasury Bills☼	4.30	8-26-2025	1,313,850,000	1,309,982,459
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.30%	10-23-2025	$200,000,000	$198,044,889
U.S. Treasury Bills☼	4.31	9-4-2025	670,000,000	667,310,567
U.S. Treasury Bills☼	4.31	9-11-2025	600,000,000	597,093,954
U.S. Treasury Bills☼	4.31	9-11-2025	20,000,000	19,907,112
U.S. Treasury Bills☼	4.31	9-16-2025	605,040,000	601,754,191
U.S. Treasury Bills☼	4.31	9-16-2025	90,000,000	89,511,652
U.S. Treasury Bills☼	4.32	8-12-2025	400,000,000	399,479,792
U.S. Treasury Bills☼	4.32	8-28-2025	450,000,000	448,561,219
U.S. Treasury Bills☼	4.32	8-28-2025	20,000,000	19,937,180
U.S. Treasury Bills☼	4.32	9-9-2025	903,910,000	899,741,322
U.S. Treasury Bills☼	4.33	8-21-2025	920,000,000	917,817,542
U.S. Treasury Bills☼	4.34	9-23-2025	400,000,000	397,475,728
U.S. Treasury Bills☼	4.34	9-23-2025	85,000,000	84,470,975
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	4.38	1-31-2027	390,000,000	389,992,383
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	4.44	4-30-2026	250,000,000	249,998,090
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.44	7-31-2027	150,000,000	150,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.45	4-30-2027	275,000,000	275,034,267
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.46	10-31-2025	420,000,000	419,971,138
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.47	7-31-2026	280,000,000	279,869,292
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±##	4.49	10-31-2026	430,000,000	430,197,908
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	4.53	1-31-2026	140,000,000	140,017,694
U.S. Treasury Notes	0.25	9-30-2025	140,000,000	139,095,102
U.S. Treasury Notes	0.25	10-31-2025	60,000,000	59,410,925
U.S. Treasury Notes	0.38	12-31-2025	15,000,000	14,759,326
U.S. Treasury Notes	0.75	3-31-2026	130,000,000	127,195,095
U.S. Treasury Notes	0.75	4-30-2026	40,000,000	39,055,677
U.S. Treasury Notes	2.00	8-15-2025	20,000,000	19,982,792
U.S. Treasury Notes	3.50	9-15-2025	20,000,000	19,981,114
U.S. Treasury Notes	3.75	4-15-2026	30,000,000	29,918,139
U.S. Treasury Notes	3.88	1-15-2026	10,000,000	9,982,528
U.S. Treasury Notes	4.00	12-15-2025	50,000,000	49,944,319
U.S. Treasury Notes	4.13	6-15-2026	50,000,000	49,988,832
U.S. Treasury Notes	4.25	12-31-2025	15,000,000	14,993,114
U.S. Treasury Notes	4.88	11-30-2025	20,000,000	20,036,173
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		5.00%	9-30-2025	$55,000,000	$55,063,405
U.S. Treasury Notes		5.00	10-31-2025	120,000,000	120,200,202
Total U.S. treasury securities (Cost $18,142,386,608)					18,142,386,608
Total investments in securities (Cost $18,142,386,608)	102.40%				18,142,386,608
Other assets and liabilities, net	(2.40)				(424,767,924)
Total net assets	100.00%				$17,717,618,684

%%	The security is purchased on a when-issued basis.
☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$18,142,386,608
Cash	4,926,682
Receivable for Fund shares sold	12,814,693
Receivable for interest	4,834,251
Prepaid expenses and other assets	274,511
Total assets	18,165,236,745
Liabilities
Payable for when-issued transactions	395,489,764
Payable for Fund shares redeemed	25,630,671
Dividends payable	21,829,194
Management fee payable	1,728,325
Administration fees payable	1,425,622
Shareholder servicing fees payable	1,353,524
Accrued expenses and other liabilities	160,961
Total liabilities	447,618,061
Total net assets	$17,717,618,684
Net assets consist of
Paid-in capital	$17,712,274,640
Total distributable earnings	5,344,044
Total net assets	$17,717,618,684
Computation of net asset value per share
Net assets–Class A	$101,193,470
Shares outstanding–Class A1	101,159,731
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$502,877,686
Shares outstanding–Administrator Class[1]	502,706,648
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$10,899,225,464
Shares outstanding–Institutional Class[1]	10,895,620,357
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$108,818
Shares outstanding–Roberts & Ryan Class[1]	108,782
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$6,214,213,246
Shares outstanding–Service Class[1]	6,212,168,670
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of operations—six months ended July 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$381,051,077
Expenses
Management fee	12,078,427
Administration fees
Class A	96,276
Administrator Class	263,220
Institutional Class	4,369,957
Roberts & Ryan Class	42
Service Class	3,607,374
Shareholder servicing fees
Class A	120,345
Administrator Class	263,220
Service Class	7,515,362
Custody and accounting fees	172,667
Professional fees	54,880
Registration fees	130,591
Shareholder report expenses	34,817
Trustees’ fees and expenses	72,148
Other fees and expenses	114,890
Total expenses	28,894,216
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,005,040)
Class A	(21,442)
Administrator Class	(91,235)
Institutional Class	(774,033)
Roberts & Ryan Class	(7)
Service Class	(3,174)
Net expenses	26,999,285
Net investment income	354,051,792
Net realized gains on investments	4,944,694
Net increase in net assets resulting from operations	$358,996,486
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
Operations
Net investment income		$354,051,792		$824,986,021
Net realized gains on investments		4,944,694		473,789
Net increase in net assets resulting from operations		358,996,486		825,459,810
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,831,311)		(3,501,588)
Administrator Class		(10,631,422)		(22,048,251)
Institutional Class		(226,148,618)		(549,486,834)
Roberts & Ryan Class		(2,182)		(29,705)
Service Class		(115,434,113)		(250,151,250)
Total distributions to shareholders		(354,047,646)		(825,217,628)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	73,341,414	73,341,414	81,066,149	81,066,149
Administrator Class	776,984,801	776,984,801	1,423,045,962	1,423,045,962
Institutional Class	13,551,303,081	13,551,303,081	37,109,447,560	37,109,447,560
Roberts & Ryan Class	24	24	9,400,000	9,400,000
Service Class	8,850,047,228	8,850,047,228	22,015,707,776	22,015,707,776
		23,251,676,548		60,638,667,447
Reinvestment of distributions
Class A	1,831,311	1,831,311	3,456,662	3,456,662
Administrator Class	6,621,603	6,621,603	12,682,792	12,682,792
Institutional Class	182,959,127	182,959,127	424,687,489	424,687,489
Roberts & Ryan Class	2,182	2,182	5,120	5,120
Service Class	36,332,184	36,332,184	76,059,602	76,059,602
		227,746,407		516,891,665
Payment for shares redeemed
Class A	(62,995,078)	(62,995,078)	(66,958,827)	(66,958,827)
Administrator Class	(878,109,826)	(878,109,826)	(1,182,574,659)	(1,182,574,659)
Institutional Class	(14,051,193,005)	(14,051,193,005)	(37,986,477,911)	(37,986,477,911)
Roberts & Ryan Class	0	0	(9,400,000)	(9,400,000)
Service Class	(9,310,624,778)	(9,310,624,778)	(20,716,320,547)	(20,716,320,547)
		(24,302,922,687)		(59,961,731,944)
Net increase (decrease) in net assets resulting from capital share transactions		(823,499,732)		1,193,827,168
Total increase (decrease) in net assets		(818,550,892)		1,194,069,350
Net assets
Beginning of period		18,536,169,576		17,342,100,226
End of period		$17,717,618,684		$18,536,169,576
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [1,2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.90%	4.65%	4.65%	1.42%	0.02%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.60%	0.62%	0.61%	0.61%
Net expenses	0.54%	0.58%	0.59%	0.50%*	0.06%*	0.31%*
Net investment income	3.80%	4.53%	4.60%	1.27%	0.02%	0.15%
Supplemental data
Net assets, end of period (000s omitted)	$101,193	$88,986	$71,421	$40,725	$47,409	$202,999

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.02%	4.94%	4.95%	1.65%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.35%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.28%*	0.06%*	0.22%*
Net investment income	4.04%	4.76%	4.86%	1.73%	0.01%	0.19%
Supplemental data
Net assets, end of period (000s omitted)	$502,878	$597,240	$344,069	$417,372	$435,818	$493,677

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.07%	5.05%	5.06%	1.74%	0.01%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.23%	0.23%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19%*	0.06%*	0.18%*
Net investment income	4.14%	4.93%	4.99%	1.54%	0.01%	0.17%
Supplemental data
Net assets, end of period (000s omitted)	$10,899,225	$11,213,105	$11,665,347	$6,965,776	$10,797,673	$12,321,170

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Roberts & Ryan Class		2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	2.07%	5.05%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%
Net investment income	4.14%	4.67%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$109	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Service Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.92%	4.73%	4.74%	1.49%	0.01%	0.15%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.52%	0.52%	0.52%	0.51%
Net expenses	0.50%	0.50%	0.50%	0.44%*	0.06%*	0.25%*
Net investment income	3.84%	4.59%	4.69%	1.46%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$6,214,213	$6,636,732	$5,261,162	$4,173,042	$5,336,278	$5,225,755

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Government Money Market Funds | 13

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$18,142,386,608	$0	$18,142,386,608
Total assets	$0	$18,142,386,608	$0	$18,142,386,608
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2025, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
14 | Government Money Market Funds

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2025.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 15

Notes to financial statements (unaudited)
7.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
8.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.
9.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Government Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

18 | Government Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Government Money Market Funds | 19

Other information (unaudited)
privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was in range of the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for Class A, Institutional Class and Roberts & Ryan Class, equal to the median net operating expense ratio of the expense Group for Administrator Class, and lower than the median net operating expense ratio of the expense Group for Service Class.
It was noted that the Board had approved a proposal to convert Class A shares into Service Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

20 | Government Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0252 07-25

Government Money Market Funds

Allspring Government Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2025

Allspring Government Money Market Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 21.07%
FFCB (U.S. SOFR+0.06%)±%%	0.00%	9-4-2026	$65,000,000	$65,000,000
FFCB (U.S. SOFR+0.09%)±%%	0.00	2-4-2027	130,000,000	130,000,000
FFCB	0.61	8-25-2025	41,900,000	41,786,269
FFCB☼	3.95	3-25-2026	35,000,000	34,105,167
FFCB☼	3.95	3-27-2026	65,000,000	63,324,083
FFCB	4.00	1-13-2026	30,000,000	29,965,042
FFCB☼	4.00	7-27-2026	20,000,000	19,210,000
FFCB☼	4.03	5-12-2026	15,000,000	14,530,217
FFCB☼	4.04	12-17-2025	25,000,000	24,618,583
FFCB☼	4.12	10-30-2025	25,000,000	24,746,250
FFCB☼	4.12	11-5-2025	25,000,000	24,729,333
FFCB	4.13	1-9-2026	174,084,000	174,017,700
FFCB	4.13	1-27-2026	39,000,000	38,975,338
FFCB	4.13	2-3-2026	24,000,000	23,987,761
FFCB	4.13	5-29-2026	107,960,000	107,942,162
FFCB☼	4.15	10-28-2025	70,000,000	69,300,156
FFCB☼	4.16	9-17-2025	10,000,000	9,946,472
FFCB☼	4.18	9-9-2025	25,000,000	24,888,417
FFCB☼	4.20	12-10-2025	20,000,000	19,698,700
FFCB☼	4.21	8-19-2025	25,000,000	24,948,125
FFCB☼	4.21	8-21-2025	50,000,000	49,884,722
FFCB☼	4.21	8-29-2025	25,000,000	24,919,306
FFCB☼	4.21	9-5-2025	25,000,000	24,899,132
FFCB☼	4.22	8-25-2025	60,000,000	59,833,533
FFCB☼	4.22	9-2-2025	55,000,000	54,796,666
FFCB☼	4.22	10-10-2025	25,000,000	24,797,778
FFCB☼	4.22	10-14-2025	25,000,000	24,786,222
FFCB☼	4.25	9-23-2025	40,000,000	39,753,256
FFCB☼	4.25	9-29-2025	40,000,000	39,725,322
FFCB	4.25	9-30-2025	30,000,000	29,998,305
FFCB	4.25	12-19-2025	50,461,000	50,464,481
FFCB	4.25	1-16-2026	39,980,000	39,972,271
FFCB	4.32	2-27-2026	62,500,000	62,500,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.34	7-23-2027	200,000,000	197,954,178
FFCB Series 1 (U.S. SOFR+0.06%)±	4.38	7-30-2026	150,000,000	150,000,000
FFCB Series 1 (U.S. SOFR+0.07%)±	4.39	10-21-2026	85,000,000	85,000,000
FFCB (U.S. SOFR+0.07%)±	4.39	12-7-2026	130,000,000	130,000,000
FFCB (U.S. SOFR+0.07%)±	4.39	3-24-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.07%)±	4.39	4-1-2027	400,000,000	400,000,000
FFCB (U.S. SOFR+0.08%)±	4.40	12-12-2025	66,369,000	66,366,151
FFCB (U.S. SOFR+0.08%)±	4.40	1-28-2026	200,000,000	200,000,000
FFCB (U.S. SOFR+0.08%)±	4.40	2-10-2026	90,000,000	90,000,000
FFCB (U.S. SOFR+0.08%)±	4.40	2-17-2026	200,000,000	199,994,746
FFCB (U.S. SOFR+0.08%)±	4.40	3-11-2027	40,000,000	40,000,000
FFCB (U.S. SOFR+0.08%)±	4.40	3-18-2027	280,000,000	280,000,000
FFCB (U.S. SOFR+0.09%)±	4.41	11-13-2025	250,000,000	250,000,000
FFCB (U.S. SOFR+0.09%)±	4.41	1-23-2026	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. SOFR+0.09%)±	4.41%	1-28-2026	$165,000,000	$165,000,000
FFCB (U.S. SOFR+0.09%)±	4.41	2-2-2026	40,000,000	40,000,000
FFCB (U.S. SOFR+0.09%)±	4.41	8-17-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.09%)±	4.41	2-26-2027	100,000,000	100,020,791
FFCB (U.S. SOFR+0.09%)±	4.41	3-11-2027	145,000,000	145,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	12-26-2025	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.09%)±	4.42	3-27-2026	150,000,000	149,995,290
FFCB (U.S. SOFR+0.10%)±	4.42	4-1-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	4-15-2026	250,000,000	250,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	5-20-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	6-5-2026	450,000,000	450,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	6-18-2026	90,000,000	89,999,066
FFCB (U.S. SOFR+0.10%)±	4.42	6-24-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	6-26-2026	155,000,000	155,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	2-12-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	2-25-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	6-17-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	4.42	6-23-2027	65,000,000	65,000,000
FFCB Series 1 (U.S. SOFR+0.10%)±	4.42	7-9-2027	320,000,000	320,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	1-8-2026	30,000,000	30,001,877
FFCB (U.S. SOFR+0.11%)±	4.43	3-11-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	4-9-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	5-6-2026	210,000,000	209,996,331
FFCB (U.S. SOFR+0.11%)±	4.43	5-19-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	6-12-2026	65,000,000	65,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	7-2-2026	375,000,000	375,000,000
FFCB (U.S. SOFR+0.11%)±	4.43	5-14-2027	115,000,000	115,000,000
FFCB Series 2 (U.S. SOFR+0.11%)±	4.43	5-27-2027	230,000,000	230,000,000
FFCB (U.S. SOFR+0.12%)±	4.44	10-29-2025	160,000,000	160,000,000
FFCB Series 1 (U.S. SOFR+0.12%)±	4.44	7-15-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.13%)±	4.45	7-16-2026	185,000,000	185,004,619
FFCB Series 1 (U.S. SOFR+0.13%)±	4.45	7-23-2026	110,000,000	110,000,000
FFCB (U.S. SOFR+0.13%)±	4.45	7-29-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.13%)±	4.45	8-6-2026	175,000,000	175,000,000
FFCB Series 1 (U.S. SOFR+0.13%)±	4.45	11-2-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	4.45	4-16-2027	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	4.45	5-5-2027	150,000,000	150,000,000
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	4.45	6-9-2027	125,000,000	125,000,000
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	4.45	6-23-2027	210,000,000	210,000,000
FFCB Series 1 (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.45	7-30-2027	50,000,000	50,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	2-12-2026	420,000,000	420,000,404
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.46	4-24-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	8-19-2026	62,000,000	62,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	8-26-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	9-3-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	9-4-2026	70,000,000	70,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. SOFR+0.14%)±	4.46%	9-9-2026	$25,000,000	$25,000,000
FFCB (U.S. SOFR+0.14%)±	4.46	1-8-2027	45,000,000	45,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.46	4-30-2027	95,000,000	95,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	4.46	7-9-2027	100,000,000	100,000,000
FFCB (U.S. SOFR+0.15%)±	4.47	9-17-2026	125,000,000	125,000,000
FFCB (U.S. SOFR+0.15%)±	4.47	12-16-2026	280,000,000	280,000,856
FFCB (U.S. SOFR+0.15%)±	4.47	1-8-2027	225,000,000	225,000,000
FFCB (U.S. Federal Funds Effective Rate+0.14%)±	4.47	2-3-2027	40,000,000	40,000,000
FFCB (U.S. SOFR+0.16%)±	4.48	8-4-2025	105,000,000	105,000,000
FFCB (U.S. SOFR+0.16%)±	4.48	8-28-2025	93,000,000	93,000,000
FFCB	4.50	3-13-2026	10,000,000	10,014,129
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	4.51	11-6-2026	175,000,000	175,000,000
FFCB (U.S. SOFR+0.33%)±	4.65	12-29-2025	102,000,000	102,097,201
FFCB	4.75	5-8-2026	24,873,000	24,981,230
FFCB	4.88	4-20-2026	10,000,000	10,046,599
FHLB	4.00	10-15-2025	500,000,000	499,751,866
FHLB	4.13	1-21-2026	106,475,000	106,410,990
FHLB	4.13	1-23-2026	69,000,000	68,956,850
FHLB	4.13	8-19-2026	250,000,000	249,773,991
FHLB☼	4.14	1-6-2026	200,000,000	196,414,278
FHLB☼	4.15	2-19-2026	351,000,000	342,944,745
FHLB☼	4.16	11-28-2025	180,000,000	177,560,500
FHLB☼	4.19	11-6-2025	350,000,000	346,105,181
FHLB	4.19	7-30-2026	300,000,000	300,000,000
FHLB☼	4.24	8-6-2025	250,350,000	250,204,696
FHLB☼	4.24	8-11-2025	250,000,000	249,709,722
FHLB☼	4.24	8-27-2025	25,000,000	24,924,528
FHLB☼	4.25	10-29-2025	250,000,000	247,410,347
FHLB	4.25	11-21-2025	20,000,000	19,992,759
FHLB	4.25	5-22-2026	200,000,000	200,000,000
FHLB☼	4.27	8-15-2025	185,000,000	184,697,258
FHLB	4.28	11-14-2025	300,000,000	299,950,905
FHLB	4.35	4-17-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.04%)±	4.36	4-24-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.04%)±	4.36	7-1-2026	500,000,000	500,000,000
FHLB	4.37	2-13-2026	173,000,000	173,000,000
FHLB	4.38	3-23-2026	145,000,000	145,000,000
FHLB	4.38	6-12-2026	250,000,000	250,000,000
FHLB (U.S. SOFR+0.09%)±	4.41	2-2-2026	145,000,000	144,999,799
FHLB (U.S. SOFR+0.09%)±	4.41	2-19-2026	248,000,000	248,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	4-6-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	4-22-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	5-28-2026	200,000,000	200,000,000
FHLB Series 2 (U.S. SOFR+0.10%)±	4.42	6-26-2026	170,000,000	169,981,937
FHLB (U.S. SOFR+0.10%)±	4.42	10-16-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	3-18-2027	200,000,000	200,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	6-11-2027	300,000,000	300,000,000
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB (U.S. SOFR+0.10%)±	4.42%	6-14-2027	$100,000,000	$100,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	6-16-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.10%)±	4.42	7-2-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.11%)±	4.43	2-20-2026	350,000,000	350,000,000
FHLB (U.S. SOFR+0.11%)±	4.43	4-10-2026	50,000,000	49,995,646
FHLB (U.S. SOFR+0.12%)±	4.44	3-20-2026	300,000,000	300,000,000
FHLB (U.S. SOFR+0.13%)±	4.45	2-9-2026	396,000,000	396,045,009
FHLB (U.S. SOFR+0.13%)±	4.45	5-27-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.14%)±	4.46	1-26-2026	225,000,000	225,000,000
FHLB (U.S. SOFR+0.14%)±	4.46	8-21-2026	50,000,000	50,000,000
FHLB (U.S. SOFR+0.14%)±	4.46	9-4-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.15%)±	4.47	1-2-2026	244,000,000	244,007,716
FHLB (U.S. SOFR+0.15%)±	4.47	1-5-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.16%)±	4.48	8-22-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.16%)±	4.48	10-16-2025	150,000,000	150,000,000
FHLB (U.S. SOFR+0.17%)±	4.49	4-28-2027	370,000,000	370,000,000
FHLB (U.S. SOFR+0.18%)±	4.50	12-9-2026	150,000,000	150,000,000
FHLB (U.S. SOFR+0.19%)±	4.51	9-24-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.19%)±	4.51	10-29-2026	100,000,000	100,000,000
FHLMC☼	4.17	12-11-2025	20,000,000	19,698,616
FHLMC (U.S. SOFR+0.08%)±	4.40	1-8-2027	250,000,000	250,000,000
FHLMC (U.S. SOFR+0.10%)±	4.42	2-9-2026	100,000,000	100,000,000
FHLMC (U.S. SOFR+0.11%)±	4.43	3-5-2026	255,000,000	255,000,000
FHLMC (U.S. SOFR+0.11%)±	4.43	5-7-2026	300,000,000	300,000,000
FHLMC (U.S. SOFR+0.12%)±	4.44	4-2-2026	1,128,000,000	1,128,105,545
FHLMC (U.S. SOFR+0.14%)±	4.46	10-16-2026	141,000,000	141,000,000
FNMA	0.38	8-25-2025	25,000,000	24,937,331
FNMA	0.50	11-7-2025	25,000,000	24,747,434
FNMA	2.13	4-24-2026	230,367,000	227,278,885
FNMA (U.S. SOFR+0.10%)±	4.42	6-18-2026	50,000,000	49,996,487
FNMA (U.S. SOFR+0.12%)±	4.44	7-29-2026	149,000,000	149,003,204
FNMA (U.S. SOFR+0.14%)±	4.46	8-21-2026	329,000,000	329,000,000
FNMA (U.S. SOFR+0.14%)±	4.46	11-20-2026	182,900,000	182,900,075
FNMA (U.S. SOFR+0.14%)±	4.46	12-11-2026	478,000,000	478,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	6-20-2027	2,666,667	2,666,667
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	9-20-2027	8,035,713	8,035,713
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	9-20-2038	2,965,352	2,965,352
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.50	7-7-2040	47,543,852	47,543,852
U.S. International Development Finance Corp. Series 699- 2014-878-IG (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	11-15-2025	694,737	694,737
U.S. International Development Finance Corp. Series 9 (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	5-15-2030	12,716,000	12,716,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	10-15-2032	11,971,796	11,971,796
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	4.53%	11-15-2033	$13,675,215	$13,675,215
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.53	6-15-2034	10,654,356	10,654,356
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.59	9-2-2031	35,512,518	35,512,517
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.59	9-30-2031	46,065,520	46,065,520
U.S. International Development Finance Corp. Series 4 (U.S. Treasury 3 Month Bill+8.15%)§±	4.59	9-30-2031	3,711,440	3,711,440
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.59	12-20-2031	39,302,326	39,302,326
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	7-9-2026	9,393,500	9,393,500
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	12-15-2026	900,001	900,001
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	1-20-2027	16,999,999	16,999,999
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	1-15-2030	6,792,453	6,792,453
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	1-20-2035	29,045,520	29,045,520
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	4-20-2035	28,384,720	28,384,720
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	4.60	11-20-2037	22,725,378	22,725,378
Total government agency debt (Cost $26,513,787,599)				26,513,787,599
Municipal obligations: 0.04%
Colorado: 0.04%
Variable rate demand notes ø: 0.04%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2052	29,370,000	29,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2042	24,765,000	24,765,000
Total municipal obligations (Cost $54,135,000)				54,135,000
Other instruments: 0.34%
Variable rate demand notes ø: 0.34%
17th Street Rentals LLC	4.45	2-1-2061	18,200,000	18,200,000
2020 Sheu Family Exempt Trust	4.45	7-1-2041	9,175,000	9,175,000
Columbus Hotel Investment One LLC Series 2018	4.45	10-1-2048	6,535,000	6,535,000
DMA Lancaster LLC Series A%%	4.45	7-1-2064	9,280,000	9,280,000
Fortis Family Insurance LLC Series A	4.45	8-1-2070	10,345,000	10,345,000
Gillean Family Trust Series 2019	4.45	12-1-2039	6,140,000	6,140,000
Hacienda Senior Villas LP A California LP Series C	4.45	12-1-2058	20,575,000	20,575,000
Ken-Vin Life Co. LLC Series 2025	4.45	2-1-2075	45,930,000	45,930,000
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021	4.45%	4-1-2071	$21,350,000	$21,350,000
La Mesa Senior Living LP	4.45	8-1-2057	48,125,000	48,125,000
Legado Encino LLC Series A	4.45	12-1-2059	19,500,000	19,500,000
MBW Legacy Investments LLC Series 2024	4.45	7-1-2044	10,920,000	10,920,000
Mitchell Irrevocable Life Insurance Trust	4.45	9-1-2059	25,905,000	25,905,000
Morris Family Insurance Trust	4.45	10-1-2069	8,170,000	8,170,000
Our Family IV LLC	4.45	1-1-2044	13,785,000	13,785,000
Plaza Patria Court Ltd. a California LP Series B	4.45	12-1-2058	17,325,000	17,325,000
Renaissance 88 Co. LP	4.45	4-1-2062	27,000,000	27,000,000
Rock Hill SI LLC Series 2021	4.45	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A	4.45	6-1-2058	20,920,000	20,920,000
Southside Brookshore Associates LP Series A	4.45	9-1-2059	7,640,000	7,640,000
Thomas Bently Durant Irrevocable Life Insurance Trust Series 2024	4.45	3-1-2044	10,000,000	10,000,000
Vickie Bice Life Insurance Trust Series 2021	4.45	8-1-2046	6,550,000	6,550,000
VPM Linden Manor LP Series A	4.45	9-1-2060	15,200,000	15,200,000
VSL Property Holdings AB LLC	4.45	5-1-2054	17,400,000	17,400,000
Total other instruments (Cost $431,670,000)				431,670,000
Repurchase agreements^^: 50.53%
Australia & New Zealand Banking Group Ltd., dated 7-31-2025, maturity value $2,000,242,778(01)	4.37	8-1-2025	2,000,000,000	2,000,000,000
Bank of America NA, dated 7-31-2025, maturity value $50,006,069(02)	4.37	8-1-2025	50,000,000	50,000,000
Bank of Montreal, dated 7-31-2025, maturity value $225,026,625(03)	4.26	8-1-2025	225,000,000	225,000,000
Bank of Montreal, dated 7-31-2025, maturity value $250,030,347(04)	4.37	8-1-2025	250,000,000	250,000,000
Canadian Imperial Bank of Commerce, dated 7-31-2025, maturity value $800,096,889(05)	4.36	8-1-2025	800,000,000	800,000,000
Canadian Imperial Bank of Commerce, dated 7-31-2025, maturity value $400,048,556(06)	4.37	8-1-2025	400,000,000	400,000,000
Citibank NA, dated 7-31-2025, maturity value $250,211,944(07)	4.36	8-7-2025	250,000,000	250,000,000
Citibank NA, dated 7-31-2025, maturity value $250,030,347(08)	4.37	8-1-2025	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 7-2-2025, maturity value $304,464,000(09)	4.32	11-3-2025	300,000,000	300,000,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2025, maturity value $400,048,556(10)	4.37	8-1-2025	400,000,000	400,000,000
Citigroup Global Markets Holdings, Inc., dated 5-30-2025, maturity value $254,644,444(11)	4.40	10-29-2025	250,000,000	250,000,000
Daiwa Capital Markets America, Inc., dated 7-31-2025, maturity value $2,000,242,778(12)	4.37	8-1-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Bank of America Securities, dated 7-31-2025, maturity value $1,000,121,389(13)	4.37	8-1-2025	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2025, maturity value $500,060,000(14)	4.32	8-1-2025	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Fixed Income Clearing Corp. - Barclays, dated 7-31-2025, maturity value $24,002,926,667(15)	4.39%	8-1-2025	$24,000,000,000	$24,000,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 7-31-2025, maturity value $1,000,121,389(16)	4.37	8-1-2025	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Credit Agricole, dated 7-31-2025, maturity value $2,000,242,778(17)	4.37	8-1-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - ING, dated 7-31-2025, maturity value $1,000,121,389(18)	4.37	8-1-2025	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Mizuho Bank, dated 7-31-2025, maturity value $2,950,358,097(19)	4.37	8-1-2025	2,950,000,000	2,950,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 7-31-2025, maturity value $3,456,476,080(20)	4.37	8-1-2025	3,456,056,553	3,456,056,553
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 7-31-2025, maturity value $2,000,242,778(21)	4.37	8-1-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, dated 7-31-2025, maturity value $2,500,303,472(22)	4.37	8-1-2025	2,500,000,000	2,500,000,000
Goldman Sachs & Co. LLC, dated 7-31-2025, maturity value $250,030,347(23)	4.37	8-1-2025	250,000,000	250,000,000
ING Financial Markets LLC, dated 7-31-2025, maturity value $182,021,992(24)	4.35	8-1-2025	182,000,000	182,000,000
ING Financial Markets LLC, dated 7-31-2025, maturity value $502,980,833(25)	4.38	9-18-2025	500,000,000	500,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $3,126,945,000(26)	4.34	1-1-2050	3,000,000,000	3,000,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $2,084,825,000(27)	4.35	1-1-2050	2,000,000,000	2,000,000,000
JPMorgan Securities LLC, dated 7-31-2025, maturity value $50,006,069(28)	4.37	8-1-2025	50,000,000	50,000,000
MUFG Securities Americas, dated 7-31-2025, maturity value $750,541,250(29)	4.33	8-6-2025	750,000,000	750,000,000
MUFG Securities Americas, dated 7-31-2025, maturity value $100,012,111(30)	4.36	8-1-2025	100,000,000	100,000,000
MUFG Securities Canada Ltd., dated 7-31-2025, maturity value $50,006,069(31)	4.37	8-1-2025	50,000,000	50,000,000
MUFG Securities Canada Ltd., dated 7-31-2025, maturity value $1,508,942,500(32)	4.38	9-18-2025	1,500,000,000	1,500,000,000
MUFG Securities EMEA PLC, dated 7-31-2025, maturity value $500,060,694(33)	4.37	8-1-2025	500,000,000	500,000,000
Natixis, dated 7-31-2025, maturity value $886,057,298(34)	4.36	8-1-2025	885,950,000	885,950,000
Nomura Securities International, dated 7-31-2025, maturity value $2,500,303,472(35)	4.37	8-1-2025	2,500,000,000	2,500,000,000
RBC Dominion, dated 7-31-2025, maturity value $175,021,243(36)	4.37	8-1-2025	175,000,000	175,000,000
Societe Generale, dated 7-16-2025, maturity value $250,999,167(37)	4.36	8-18-2025	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp., dated 7-23-2025, maturity value $122,194,185(38)	4.37	8-6-2025	121,986,875	121,986,875
Sumitomo Mitsui Banking Corp., dated 7-25-2025, maturity value $472,307,370(39)	4.40	10-22-2025	467,225,000	467,225,000
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
TD Securities USA LLC, dated 7-31-2025, maturity value $175,021,243(40)	4.37%	8-1-2025	$175,000,000	$175,000,000
Wells Fargo Securities, dated 7-7-2025, maturity value $1,003,633,333(41)	4.36	8-6-2025	1,000,000,000	1,000,000,000
Wells Fargo Securities, dated 7-8-2025, maturity value $501,816,667(42)	4.36	8-7-2025	500,000,000	500,000,000
Wells Fargo Securities, dated 7-31-2025, maturity value $50,006,069(43)	4.37	8-1-2025	50,000,000	50,000,000
Wells Fargo Securities, dated 7-22-2025, maturity value $501,820,833(44)	4.37	8-21-2025	500,000,000	500,000,000
Wells Fargo Securities, dated 7-24-2025, maturity value $501,942,222(45)	4.37	8-25-2025	500,000,000	500,000,000
Total repurchase agreements (Cost $63,588,218,428)				63,588,218,428
U.S. Treasury securities: 24.04%
U.S. Treasury Bills☼	3.98	5-14-2026	350,000,000	339,083,539
U.S. Treasury Bills☼	3.99	3-19-2026	280,000,000	272,959,604
U.S. Treasury Bills☼	3.99	7-9-2026	415,000,000	399,459,188
U.S. Treasury Bills☼	3.99	7-9-2026	225,000,000	216,641,306
U.S. Treasury Bills☼	4.04	10-2-2025	540,000,000	536,216,932
U.S. Treasury Bills☼	4.04	10-2-2025	660,000,000	655,538,242
U.S. Treasury Bills☼	4.10	10-23-2025	350,000,000	346,733,489
U.S. Treasury Bills☼	4.11	2-19-2026	19,000,000	18,567,692
U.S. Treasury Bills☼	4.12	10-16-2025	300,000,000	297,427,400
U.S. Treasury Bills☼	4.12	10-16-2025	300,000,000	297,426,767
U.S. Treasury Bills☼	4.13	9-11-2025	240,000,000	238,885,347
U.S. Treasury Bills☼	4.13	10-9-2025	150,000,000	148,829,875
U.S. Treasury Bills☼	4.13	10-30-2025	500,000,000	494,933,750
U.S. Treasury Bills☼	4.13	10-30-2025	410,000,000	405,807,675
U.S. Treasury Bills☼	4.15	9-18-2025	370,000,000	367,978,320
U.S. Treasury Bills☼	4.16	1-2-2026	734,000,000	721,059,158
U.S. Treasury Bills☼	4.16	1-2-2026	916,000,000	899,962,919
U.S. Treasury Bills☼	4.18	11-13-2025	350,000,000	345,834,222
U.S. Treasury Bills☼	4.20	9-4-2025	240,000,000	239,062,053
U.S. Treasury Bills☼	4.21	12-4-2025	600,000,000	591,347,917
U.S. Treasury Bills☼	4.21	1-8-2026	185,000,000	181,587,778
U.S. Treasury Bills☼	4.21	1-8-2026	450,000,000	441,704,000
U.S. Treasury Bills☼	4.22	8-7-2025	240,000,000	239,833,480
U.S. Treasury Bills☼	4.22	11-28-2025	550,000,000	542,453,251
U.S. Treasury Bills☼	4.22	11-28-2025	135,000,000	133,129,394
U.S. Treasury Bills☼	4.23	8-14-2025	240,000,000	239,638,340
U.S. Treasury Bills☼	4.24	11-4-2025	600,000,000	593,380,083
U.S. Treasury Bills☼	4.25	8-28-2025	250,000,000	249,214,750
U.S. Treasury Bills☼	4.26	8-21-2025	240,000,000	239,439,333
U.S. Treasury Bills☼	4.27	10-28-2025	1,136,000,000	1,124,316,240
U.S. Treasury Bills☼	4.28	9-23-2025	1,105,000,000	1,098,128,807
U.S. Treasury Bills☼	4.29	9-30-2025	595,000,000	590,807,079
U.S. Treasury Bills☼	4.31	9-16-2025	550,000,000	547,015,654
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		4.38%	1-31-2027	$520,000,000	$519,935,713
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±		4.44	4-30-2026	300,000,000	299,983,864
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		4.45	4-30-2027	100,000,000	100,002,256
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±		4.46	10-31-2025	950,000,000	949,881,776
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±		4.53	1-31-2026	730,000,000	730,121,328
U.S. Treasury Notes##		0.25	9-30-2025	1,330,000,000	1,321,384,604
U.S. Treasury Notes		0.25	10-31-2025	560,000,000	554,498,236
U.S. Treasury Notes		0.38	12-31-2025	745,000,000	733,261,789
U.S. Treasury Notes		0.63	7-31-2026	555,000,000	536,087,360
U.S. Treasury Notes		0.75	3-31-2026	940,000,000	919,742,438
U.S. Treasury Notes		0.75	4-30-2026	920,000,000	897,964,685
U.S. Treasury Notes		0.88	6-30-2026	1,560,000,000	1,514,822,587
U.S. Treasury Notes		1.88	6-30-2026	200,000,000	196,062,128
U.S. Treasury Notes		2.00	8-15-2025	140,000,000	139,879,546
U.S. Treasury Notes		2.63	12-31-2025	160,000,000	158,963,636
U.S. Treasury Notes		3.00	10-31-2025	205,000,000	204,358,272
U.S. Treasury Notes		3.13	8-15-2025	200,000,000	199,914,293
U.S. Treasury Notes		3.63	5-15-2026	410,000,000	408,312,618
U.S. Treasury Notes		3.75	4-15-2026	340,000,000	339,165,069
U.S. Treasury Notes		3.88	1-15-2026	140,000,000	139,755,396
U.S. Treasury Notes		4.00	12-15-2025	300,000,000	299,666,141
U.S. Treasury Notes		4.13	6-15-2026	740,000,000	739,928,058
U.S. Treasury Notes		4.25	12-31-2025	870,000,000	869,851,788
U.S. Treasury Notes		4.38	7-31-2026	360,000,000	360,891,924
U.S. Treasury Notes		4.50	3-31-2026	400,000,000	400,927,782
U.S. Treasury Notes		4.50	7-15-2026	450,000,000	451,624,547
U.S. Treasury Notes		4.63	6-30-2026	685,000,000	687,995,652
U.S. Treasury Notes		4.88	11-30-2025	100,000,000	100,180,867
U.S. Treasury Notes		4.88	4-30-2026	400,000,000	402,013,672
U.S. Treasury Notes		5.00	9-30-2025	260,000,000	260,297,157
U.S. Treasury Notes		5.00	10-31-2025	765,000,000	766,206,586
Total U.S. treasury securities (Cost $30,258,085,352)					30,258,085,352
Total investments in securities (Cost $120,845,896,379)	96.02%				120,845,896,379
Other assets and liabilities, net	3.98				5,009,790,585
Total net assets	100.00%				$125,855,686,964

The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
☼	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 0.38% to 4.75%, 1-31-2026 to 5-15-2055, fair value including accrued interest is $2,037,925,335.
(02) U.S. government securities, 1.50% to 3.00%, 4-1-2045 to 9-1-2051, fair value including accrued interest is $51,500,000.
(03) U.S. government securities, 1.63% to 4.63%, 11-15-2039 to 5-15-2054, fair value including accrued interest is $229,500,017.
(04) U.S. government securities, 2.50% to 8.00%, 2-15-2055 to 5-20-2075, fair value including accrued interest is $257,500,000.
(05) U.S. government securities, 0.13% to 4.13%, 8-15-2025 to 2-15-2053, fair value including accrued interest is $816,000,052.
(06) U.S. government securities, 0.00% to 7.50%, 7-9-2026 to 8-20-2074, fair value including accrued interest is $411,613,313.
(07) U.S. government securities, 1.13% to 9.00%, 8-20-2025 to 7-20-2065, fair value including accrued interest is $257,499,996.
(08) U.S. government securities, 0.00% to 8.50%, 8-20-2025 to 2-15-2065, fair value including accrued interest is $257,497,444.
(09) U.S. government securities, 5.00% to 6.50%, 5-1-2054, fair value including accrued interest is $309,000,000.
(10) U.S. government securities, 2.50% to 8.00%, 1-20-2046 to 7-20-2055, fair value including accrued interest is $412,000,000.
(11) U.S. government securities, 4.25% to 7.50%, 8-1-2033 to 6-1-2054, fair value including accrued interest is $257,500,000.
(12) U.S. government securities, 0.00% to 8.00%, 8-21-2025 to 8-1-2055, fair value including accrued interest is $2,059,955,969.
(13) U.S. government securities, 0.00% to 5.25%, 10-23-2025 to 5-15-2055, fair value including accrued interest is $1,020,000,006.
(14) U.S. government securities, 2.75% to 4.38%, 7-31-2027 to 5-15-2034, fair value including accrued interest is $510,000,087.
(15) U.S. government securities, 0.00% to 6.75%, 8-5-2025 to 5-15-2035, fair value including accrued interest is $24,480,000,035.
(16) U.S. government securities, 0.63% to 4.75%, 12-15-2025 to 5-15-2055, fair value including accrued interest is $1,020,000,002.
(17) U.S. government securities, 0.00%, 8-15-2027 to 2-15-2051, fair value $2,040,007,031.
(18) U.S. government securities, 0.00% to 4.38%, 10-2-2025 to 6-30-2030, fair value including accrued interest is $1,020,000,014.
(19) U.S. government securities, 0.00% to 8.00%, 10-30-2025 to 6-1-2063, fair value including accrued interest is $3,038,107,284.
(20) U.S. government securities, 4.50%, 4-15-2027 to 2-15-2043, fair value including accrued interest is $3,526,613,000.
(21) U.S. government securities, 1.50% to 8.00%, 2-15-2026 to 7-1-2055, fair value including accrued interest is $2,065,933,170.
(22) U.S. government securities, 0.00% to 5.00%, 8-15-2025 to 8-15-2054, fair value including accrued interest is $2,550,000,077.
(23) U.S. government securities, 0.75% to 6.50%, 1-27-2026 to 6-15-2066, fair value including accrued interest is $257,153,415.
(24) U.S. government securities, 5.00% to 6.00%, 10-1-2052 to 12-1-2053, fair value including accrued interest is $187,460,000.
(25) U.S. government securities, 3.00% to 8.00%, 3-1-2028 to 7-1-2055, fair value including accrued interest is $515,000,000.
(26) U.S. government securities, 0.00% to 4.63%, 8-15-2026 to 2-15-2035, fair value including accrued interest is $3,060,000,021.
(27) U.S. government securities, 1.50% to 7.50%, 9-15-2027 to 11-15-2065, fair value including accrued interest is $2,060,000,000.
(28) U.S. government securities, 0.00% to 8.50%, 11-1-2026 to 6-15-2065, fair value including accrued interest is $51,494,889.
(29) U.S. government securities, 0.00% to 6.50%, 11-4-2025 to 5-20-2055, fair value including accrued interest is $770,665,841.
(30) U.S. government securities, 2.50% to 7.00%, 8-1-2026 to 4-20-2055, fair value including accrued interest is $102,961,992.
(31) U.S. government securities, 0.00% to 7.12%, 10-20-2025 to 6-1-2055, fair value including accrued interest is $51,409,526.
(32) U.S. government securities, 0.00% to 7.12%, 8-15-2025 to 6-1-2056, fair value including accrued interest is $1,541,519,008.
(33) U.S. government securities, 0.00% to 6.63%, 8-31-2025 to 5-15-2033, fair value including accrued interest is $510,000,000.
(34) U.S. government securities, 0.00% to 4.88%, 10-31-2025 to 11-15-2052, fair value including accrued interest is $903,669,033.
(35) U.S. government securities, 0.00% to 7.50%, 8-12-2025 to 7-20-2062, fair value including accrued interest is $2,561,084,789.
(36) U.S. government securities, 0.00% to 8.00%, 8-31-2025 to 5-15-2055, fair value including accrued interest is $179,103,965.
(37) U.S. government securities, 4.00%, 11-15-2052, fair value including accrued interest is $255,000,029.
(38) U.S. government securities, 1.13% to 3.88%, 2-15-2031 to 8-15-2041, fair value including accrued interest is $124,456,266.
(39) U.S. government securities, 3.00% to 4.50%, 8-31-2028 to 5-20-2053, fair value including accrued interest is $481,293,379.
(40) U.S. government securities, 2.00% to 7.00%, 4-1-2036 to 8-1-2055, fair value including accrued interest is $180,250,000.
(41) U.S. government securities, 1.50% to 8.00%, 7-1-2026 to 6-1-2057, fair value including accrued interest is $1,030,000,000.
(42) U.S. government securities, 1.50% to 8.00%, 8-1-2028 to 5-1-2058, fair value including accrued interest is $515,000,000.
(43) U.S. government securities, 1.50% to 11.70%, 11-20-2025 to 11-15-2067, fair value including accrued interest is $51,500,000.
(44) U.S. government securities, 2.00% to 7.50%, 4-1-2026 to 7-1-2055, fair value including accrued interest is $515,000,000.
(45) U.S. government securities, 1.50% to 7.50%, 4-1-2029 to 7-1-2055, fair value including accrued interest is $515,000,000.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of assets and liabilities—July 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$57,257,677,951
Investments in repurchase agreements, at amortized cost	63,588,218,428
Cash	5,981,281,359
Receivable for interest	216,429,695
Receivable for Fund shares sold	4,271,305
Prepaid expenses and other assets	18,279
Total assets	127,047,897,017
Liabilities
Payable for investments purchased	750,737,501
Dividends payable	212,510,389
Payable for when-issued transactions	204,280,000
Management fee payable	10,914,115
Administration fees payable	5,758,747
Payable for Fund shares redeemed	5,054,817
Shareholder servicing fees payable	1,010,442
Distribution fee payable	79,477
Accrued expenses and other liabilities	1,864,565
Total liabilities	1,192,210,053
Total net assets	$125,855,686,964
Net assets consist of
Paid-in capital	$125,861,524,571
Total distributable loss	(5,837,607)
Total net assets	$125,855,686,964
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$840,737,689
Shares outstanding–Class A1	840,757,787
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$4,658,362,609
Shares outstanding–Administrator Class[1]	4,658,477,471
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$32,188,100,734
Shares outstanding–Institutional Class[1]	32,188,860,615
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$100,106,417
Shares outstanding–Roberts & Ryan Class[1]	100,108,820
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$85,790,839,908
Shares outstanding–Select Class[1]	85,792,849,425
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,304,818,970
Shares outstanding–Service Class[1]	1,304,851,168
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$831,126,978
Shares outstanding–Sweep Class[1]	831,146,839
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$141,593,659
Shares outstanding–Tribal Inclusion Class[1]	141,597,045
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of operations—six months ended July 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$2,629,980,899
Expenses
Management fee	75,444,959
Administration fees
Class A	811,353
Administrator Class	1,968,868
Institutional Class	12,525,398
Roberts & Ryan Class	51,895
Select Class	16,306,698
Service Class	625,777
Sweep Class	138,261
Tribal Inclusion Class	37,586
Shareholder servicing fees
Class A	1,014,191
Administrator Class	1,968,868
Service Class	1,303,701
Sweep Class	1,152,176
Distribution fee
Sweep Class	460,870
Custody and accounting fees	1,412,319
Professional fees	214,758
Registration fees	4,032
Shareholder report expenses	95,009
Trustees’ fees and expenses	452,349
Other fees and expenses	270,584
Total expenses	116,259,652
Less: Fee waivers and/or expense reimbursements
Class A	(147,897)
Administrator Class	(33,717)
Institutional Class	(1,578,221)
Roberts & Ryan Class	(6,439)
Select Class	(12,239,440)
Service Class	(7,969)
Sweep Class	(46,224)
Tribal Inclusion Class	(18,829)
Net expenses	102,180,916
Net investment income	2,527,799,983
Net realized gains on investments	738,467
Net increase in net assets resulting from operations	$2,528,538,450
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
Operations
Net investment income		$2,527,799,983		$5,869,405,326
Net realized gains on investments		738,467		3,118,270
Net increase in net assets resulting from operations		2,528,538,450		5,872,523,596
Distributions to shareholders from
Net investment income and net realized gains
Class A		(15,603,792)		(36,194,484)
Administrator Class		(79,973,940)		(183,316,589)
Institutional Class		(656,068,379)		(1,491,068,340)
Roberts & Ryan Class		(2,725,348)		(11,967,229)
Select Class		(1,732,592,825)		(4,049,865,306)
Service Class		(20,285,658)		(47,399,935)
Sweep Class		(17,932,508)		(43,526,728)
Tribal Inclusion Class		(2,648,347)		(6,073,608)
Total distributions to shareholders		(2,527,830,797)		(5,869,412,219)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	68,071,769	68,071,769	549,909,180	549,909,180
Administrator Class	9,426,974,231	9,426,974,231	19,661,118,625	19,661,118,625
Institutional Class	58,720,104,146	58,720,104,146	102,826,422,213	102,826,422,213
Roberts & Ryan Class	638,614,388	638,614,388	2,999,265,063	2,999,265,063
Select Class	459,329,940,371	459,329,940,371	888,472,015,650	888,472,015,650
Service Class	2,326,774,106	2,326,774,106	3,198,514,413	3,198,514,413
Sweep Class	4,890,929,986	4,890,929,986	7,587,319,823	7,587,319,823
Tribal Inclusion Class	28,526,349	28,526,349	230	230
		535,429,935,346		1,025,294,565,197
Reinvestment of distributions
Class A	15,603,792	15,603,792	35,750,185	35,750,185
Administrator Class	23,776,265	23,776,265	51,219,860	51,219,860
Institutional Class	247,503,251	247,503,251	535,043,442	535,043,442
Roberts & Ryan Class	2,234	2,234	5,135	5,135
Select Class	969,045,435	969,045,435	2,330,503,078	2,330,503,078
Service Class	2,332,842	2,332,842	5,632,983	5,632,983
Sweep Class	17,932,508	17,932,508	43,311,303	43,311,303
Tribal Inclusion Class	2,648,347	2,648,347	6,046,887	6,046,887
		1,278,844,674		3,007,512,873
Payment for shares redeemed
Class A	(71,055,492)	(71,055,492)	(161,947,847)	(161,947,847)
Administrator Class	(9,779,546,409)	(9,779,546,409)	(18,944,825,908)	(18,944,825,908)
Institutional Class	(61,109,517,647)	(61,109,517,647)	(98,853,363,006)	(98,853,363,006)
Roberts & Ryan Class	(875,612,498)	(875,612,498)	(2,662,266,954)	(2,662,266,954)
Select Class	(456,037,005,179)	(456,037,005,179)	(890,430,961,389)	(890,430,961,389)
Service Class	(1,919,982,217)	(1,919,982,217)	(3,481,550,190)	(3,481,550,190)
Sweep Class	(5,074,932,005)	(5,074,932,005)	(7,446,489,470)	(7,446,489,470)
Tribal Inclusion Class	(3,501,047)	(3,501,047)	(11,800,000)	(11,800,000)
		(534,871,152,494)		(1,021,993,204,764)
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
	Shares		Shares
Net asset value of shares issued in acquisition
Institutional Class	0	$0	299,770,035	$299,760,308
Select Class	0	0	316,287,366	316,295,828
Service Class	0	0	81,056,477	81,055,064
		0		697,111,200
Net increase in net assets resulting from capital share transactions		1,837,627,526		7,005,984,506
Total increase in net assets		1,838,335,179		7,009,095,883
Net assets
Beginning of period		124,017,351,785		117,008,255,902
End of period		$125,855,686,964		$124,017,351,785
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.92%	4.67%	4.68%	1.50%	0.01%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.59%	0.61%	0.60%	0.60%
Net expenses	0.54%	0.58%	0.59%	0.48%*	0.07%*	0.28%*
Net investment income	3.85%	4.56%	4.59%	1.55%	0.01%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$840,738	$828,115	$404,404	$356,236	$316,459	$306,864

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.03%	4.92%	4.94%	1.71%	0.01%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.33%	0.34%	0.33%	0.33%
Net expenses	0.33%	0.33%	0.33%	0.28%*	0.07%*	0.22%*
Net investment income	4.06%	4.80%	4.87%	1.63%	0.01%	0.14%
Supplemental data
Net assets, end of period (000s omitted)	$4,658,363	$4,987,150	$4,219,599	$3,628,015	$5,027,252	$4,540,262

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.10%	5.06%	5.08%	1.82%	0.01%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%	0.22%	0.21%	0.21%
Net expenses	0.20%	0.20%	0.20%	0.17%*	0.07%*	0.18%*
Net investment income	4.19%	4.93%	4.97%	1.66%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$32,188,101	$34,329,916	$29,521,342	$29,533,412	$40,078,395	$42,883,663

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Roberts & Ryan Class		2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)
Net realized gains	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	2.10%	5.06%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%
Net expenses	0.20%	0.20%	0.20%
Net investment income	4.20%	4.84%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$100,106	$337,099	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Select Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.13%	5.12%	5.15%	1.89%	0.03%	0.26%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.17%	0.18%	0.17%	0.17%
Net expenses	0.14%	0.14%	0.14%	0.11%*	0.05%*	0.14%
Net investment income	4.25%	4.99%	5.07%	1.73%	0.03%	0.19%
Supplemental data
Net assets, end of period (000s omitted)	$85,790,840	$81,528,265	$80,838,095	$56,118,082	$85,197,344	$95,165,936

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Service Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.95%	4.75%	4.77%	1.58%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.51%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.40%*	0.07%*	0.25%*
Net investment income	3.89%	4.66%	4.65%	1.47%	0.01%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$1,304,819	$895,697	$1,092,008	$1,419,439	$1,873,382	$1,862,889

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Sweep Class		2025	2024	2023	2022	2021[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.05 [2]	0.02	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	(0.00)[4]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	1.94%	4.75%	4.77%	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%	0.56%
Net expenses	0.50%	0.50%	0.50%	0.41%*	0.06%*	0.13%*
Net investment income	3.89%	4.62%	4.63%	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$831,127	$997,190	$813,036	$1,045,053	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Tribal Inclusion Class		2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)
Net realized gains	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	2.12%	5.10%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%
Net expenses	0.16%	0.16%	0.16%
Net investment income	4.23%	4.99%	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$141,594	$113,920	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Government Money Market Funds | 25

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2025, the Fund had capital loss carryforwards which consisted of $6,343,485 in short-term capital losses and $124,423 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$26,513,787,599	$0	$26,513,787,599
Municipal obligations	0	54,135,000	0	54,135,000
Other instruments	0	431,670,000	0	431,670,000
Repurchase agreements	0	63,588,218,428	0	63,588,218,428
U.S. Treasury securities	0	30,258,085,352	0	30,258,085,352
Total assets	$0	$120,845,896,379	$0	$120,845,896,379
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
26 | Government Money Market Funds

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2025, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:
Government Money Market Funds | 27

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares. Such fees are generally paid on a monthly basis.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2025.
5.
ACQUISITION
After the close of business on August 16, 2024, the Fund acquired the net assets of Allspring Heritage Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class, Administrator Class, Service Class and Select Class shares of Allspring Heritage Money Market Fund received Institutional Class, Administrator Class, Service Class and Select Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Heritage Money Market Fund for 697,113,878 shares of the Fund valued at $697,111,200 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Institutional Class, Administrator Class, Service Class and Select Class shares, respectively. The investment portfolio of Allspring Heritage Money Market Fund with a fair value of $698,800,000, identified cost of $698,800,000 and unrealized gains (losses) of $0 at August 16, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Heritage Money Market Fund and the Fund immediately prior to the acquisition were $697,111,200 and $116,905,716,247, respectively. The aggregate net assets of the Fund immediately after the acquisition were $117,602,827,447. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Heritage Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2025 would have been as follows:
Net investment income	$5,950,828,690
Net realized and unrealized gains (losses) on investments	3,103,213
Net increase in net assets resulting from operations	$5,953,931,903
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Heritage Money Market Fund that have been included in the Fund’s Statement of operations since August 17, 2024.
6.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
28 | Government Money Market Funds

Notes to financial statements (unaudited)
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
9.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Government Money Market Funds | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio Holdings Information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP.  Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Government Money Market Funds | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
It was noted that the merger of the Allspring Heritage Money Market Fund, another series of the Trust, into the Fund was completed in 2024.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

32 | Government Money Market Funds

Other information (unaudited)
privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for Sweep Class and Select Class, which were lower than the median net operating expense ratios of the expense Groups, and Service Class, which was equal to the median net operating expense ratio of the expense Group.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class, except for Sweep Class and Service Class, which were lower than the sum of the average rates for the expense Groups, and Select Class, which was equal to the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Government Money Market Funds | 33

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

34 | Government Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0450 07-25

Retail Money Market Funds

Allspring Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2025

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 25.13%
ABN AMRO Bank NV	4.33%	8-1-2025	$190,000,000	$190,000,000
ABN AMRO Bank NV	4.33	8-7-2025	325,000,000	325,000,000
Banco Santander SA	4.33	12-29-2025	150,000,000	150,000,000
Banco Santander SA	4.45	2-10-2026	150,000,000	150,000,000
Banco Santander SA (U.S. SOFR+0.39%)±	4.75	6-26-2026	90,000,000	90,000,000
Bank of America NA	4.40	12-9-2025	150,000,000	150,000,000
Bank of America NA±±	4.72	2-27-2026	75,000,000	75,000,000
Bank of Montreal	4.54	12-17-2025	80,000,000	80,000,000
Bank of Montreal (U.S. SOFR+0.35%)±	4.67	8-29-2025	100,000,000	100,000,000
Bank of Montreal (U.S. SOFR+0.37%)±	4.69	5-5-2026	150,000,000	150,000,000
Bank of Nova Scotia (U.S. SOFR+0.27%)±	4.59	3-17-2026	150,000,000	150,000,000
Bank of Nova Scotia (U.S. SOFR+0.30%)±	4.62	2-10-2026	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.33%)±	4.65	7-22-2026	125,000,000	125,000,000
Barclays Bank PLC (U.S. SOFR+0.20%)±	4.56	10-2-2025	150,000,000	150,000,000
BNP Paribas SA	4.40	5-27-2026	150,000,000	150,000,000
BNP Paribas SA	4.56	2-11-2026	100,000,000	100,000,000
BNP Paribas SA (U.S. SOFR+0.27%)±	4.59	8-8-2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.32	2-5-2026	150,000,000	150,000,000
Canadian Imperial Bank of Commerce	4.33	8-1-2025	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.30%)±	4.62	2-9-2026	80,000,000	80,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.34%)±	4.66	9-26-2025	150,000,000	150,000,000
Citibank NA	4.37	11-21-2025	100,000,000	100,000,000
Citibank NA (U.S. SOFR+0.26%)±	4.62	12-18-2025	75,000,000	75,000,000
Citibank NA (U.S. SOFR+0.29%)±	4.65	2-24-2026	100,000,000	100,000,000
Citibank NA (U.S. SOFR+0.35%)±	4.71	10-29-2025	150,000,000	150,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.24%)±	4.56	9-8-2025	100,000,000	100,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.40%)±	4.72	5-22-2026	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank SA	4.37	2-2-2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	4.50	11-4-2025	125,000,000	125,000,000
Credit Agricole Corporate & Investment Bank SA	4.59	8-8-2025	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank SA (U.S. SOFR+0.27%)±	4.59	1-7-2026	100,000,000	100,000,000
Credit Industriel et Commercial	4.44	5-12-2026	65,000,000	65,000,000
Credit Industriel et Commercial	4.53	10-7-2025	100,000,000	100,000,000
Credit Industriel et Commercial	4.55	2-6-2026	125,000,000	125,000,000
Credit Industriel et Commercial (U.S. SOFR+0.42%)±	4.74	4-29-2026	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (U.S. SOFR+0.24%)±	4.56	3-23-2026	100,000,000	100,000,000
Erste Group Bank AG	4.34	8-6-2025	325,000,000	325,000,000
HSBC Bank USA NA (U.S. SOFR+0.35%)±	4.67	6-11-2026	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.39%)±	4.71	10-20-2025	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.26%)±	4.58	3-6-2026	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.33%)±	4.65	1-16-2026	125,000,000	125,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.35%)±	4.67	11-12-2025	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.	4.46	1-20-2026	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp.±	4.57	2-11-2026	150,000,000	150,000,000
Mizuho Bank Ltd.##	4.33	8-1-2025	656,775,000	656,775,000
Mizuho Bank Ltd. (U.S. SOFR+0.25%)±	4.61	12-5-2025	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
MUFG Bank Ltd.	4.42%	10-27-2025	$80,000,000	$80,000,000
National Australia Bank Ltd. (U.S. SOFR+0.25%)±	4.57	3-25-2026	150,000,000	150,000,000
Natixis SA	4.37	3-11-2026	125,000,000	125,000,000
Natixis SA	4.44	3-18-2026	125,000,000	125,000,000
Natixis SA	4.50	11-5-2025	125,000,000	125,000,000
Nordea Bank Abp	4.36	3-24-2026	100,000,000	100,000,000
Nordea Bank Abp (U.S. SOFR+0.19%)±	4.51	11-26-2025	125,000,000	125,000,000
Nordea Bank Abp (U.S. SOFR+0.32%)±	4.64	6-29-2026	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.18%)±	4.54	9-24-2025	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.20%)±	4.56	10-21-2025	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.22%)±	4.58	12-15-2025	56,750,000	56,745,415
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.40%)±	4.76	4-22-2026	100,000,000	100,000,000
Royal Bank of Canada (U.S. SOFR+0.31%)±	4.63	2-2-2026	125,000,000	125,000,000
Standard Chartered Bank PLC	4.37	1-16-2026	50,000,000	50,000,000
Standard Chartered Bank PLC	4.51	11-3-2025	100,000,000	100,000,000
Standard Chartered Bank PLC	4.64	8-20-2025	155,000,000	155,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.27%)±	4.63	10-10-2025	150,000,000	150,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.32%)±	4.68	11-12-2025	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	4.48	10-24-2025	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.25%)±	4.57	12-5-2025	100,000,000	100,000,000
Sumitomo Mitsui Trust (U.S. SOFR+0.18%)±	4.50	9-3-2025	95,000,000	95,000,000
Svenska Handelsbanken AB	4.51	12-16-2025	80,000,000	80,001,456
Svenska Handelsbanken AB (U.S. SOFR+0.19%)±	4.55	12-4-2025	125,000,000	125,000,000
Swedbank AB (U.S. SOFR+0.19%)±	4.55	11-28-2025	120,000,000	120,000,000
Toronto-Dominion Bank	4.42	2-13-2026	150,000,000	150,000,000
Toronto-Dominion Bank (U.S. SOFR+0.24%)±	4.60	3-4-2026	75,000,000	75,000,000
Toronto-Dominion Bank (U.S. SOFR+0.35%)±	4.71	10-3-2025	100,000,000	100,000,000
Toronto-Dominion Bank (U.S. SOFR+0.40%)±	4.76	4-17-2026	150,000,000	150,000,000
Wells Fargo Bank NA (U.S. SOFR+0.31%)±	4.63	6-3-2026	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.22%)±	4.54	3-11-2026	150,000,000	150,000,000
Westpac Banking Corp. (U.S. SOFR+0.33%)±	4.65	9-5-2025	80,000,000	80,000,000
Total certificates of deposit (Cost $9,903,521,871)				9,903,521,871
Commercial paper: 41.05%
Asset-backed commercial paper: 35.33%
Albion Capital Corp. SA/Albion Capital LLC☼	4.46	12-15-2025	50,000,000	49,168,889
Alinghi Funding Co. LLC144A☼	4.48	10-16-2025	201,000,000	199,124,447
Anglesea Funding LLC144A§±±%%	0.00	1-28-2026	100,000,000	100,000,000
Anglesea Funding LLC (U.S. OBFR+0.05%)144A§±	4.38	8-20-2025	500,000,000	500,000,000
Anglesea Funding LLC144A§±±	4.38	10-23-2025	250,000,000	250,000,000
Anglesea Funding LLC (U.S. SOFR+0.15%)144A±	4.47	9-5-2025	100,000,000	100,000,000
Anglesea Funding LLC (U.S. OBFR+0.17%)144A§±	4.50	10-24-2025	100,000,000	100,000,000
Antalis SA144A☼	4.46	9-30-2025	90,070,000	89,409,487
Aquitaine Funding Co. LLC (U.S. SOFR+0.09%)§±	4.41	12-10-2025	250,000,000	250,000,000
Aquitaine Funding Co. LLC§±±	4.41	1-16-2026	250,000,000	250,000,000
Aquitaine Funding Co. LLC144A☼	4.43	8-1-2025	150,000,000	150,000,000
Aquitaine Funding Co. LLC144A☼	4.44	8-6-2025	50,000,000	49,969,583
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Armada Funding Co. LLC144A☼	4.46%	9-17-2025	$101,000,000	$100,419,811
Atlantic Asset Securitization LLC144A☼	4.39	1-9-2026	43,600,000	42,755,698
Atlantic Asset Securitization LLC144A☼	4.46	10-7-2025	50,000,000	49,590,555
Atlantic Asset Securitization LLC144A☼	4.48	10-20-2025	30,000,000	29,705,333
Atlantic Asset Securitization LLC144A☼	4.48	10-21-2025	85,858,000	85,004,142
Bedford Row Funding Corp. (U.S. SOFR+0.20%)144A±	4.52	10-1-2025	50,000,000	50,000,000
Brigantine Funding Co. LLC144A☼	4.46	1-15-2026	100,000,000	97,958,889
Brigantine Funding Co. LLC144A☼	4.51	9-3-2025	122,500,000	122,000,302
Brigantine Funding Co. LLC144A☼	4.55	10-3-2025	144,439,000	143,304,071
Britannia Funding Co. LLC144A☼	4.44	11-17-2025	61,700,000	60,889,262
Britannia Funding Co. LLC144A☼	4.46	11-13-2025	100,000,000	98,728,889
Britannia Funding Co. LLC144A☼	4.46	11-19-2025	137,000,000	135,158,111
Britannia Funding Co. LLC144A☼	4.46	11-20-2025	31,000,000	30,579,433
Britannia Funding Co. LLC144A☼	4.48	11-24-2025	62,414,000	61,532,749
Cabot Trail Funding LLC144A☼	4.43	8-26-2025	85,000,000	84,742,049
Chesham Finance Ltd./Chesham Finance LLC144A%%☼	0.00	8-4-2025	200,000,000	199,927,167
Chesham Finance Ltd./Chesham Finance LLC144A☼	4.43	8-1-2025	200,000,000	200,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	4.46	8-6-2025	100,000,000	99,938,889
Collateralized Commercial Paper FLEX Co. LLC144A	4.54	1-2-2026	150,000,000	150,000,000
Collateralized Commercial Paper V Co. LLC	4.40	4-2-2026	150,000,000	150,000,000
Collateralized Commercial Paper V Co. LLC (U.S. SOFR+0.30%)±	4.62	11-14-2025	100,000,000	100,000,000
Columbia Funding Co. LLC144A☼	4.38	1-14-2026	82,500,000	80,856,600
Columbia Funding Co. LLC144A☼	4.46	8-8-2025	163,000,000	162,860,544
Columbia Funding Co. LLC144A☼	4.46	10-23-2025	120,900,000	119,673,537
Concord Minutemen Capital Co. LLC144A☼	4.44	8-5-2025	284,026,000	283,887,774
Concord Minutemen Capital Co. LLC144A☼	4.44	8-6-2025	200,000,000	199,878,333
Concord Minutemen Capital Co. LLC144A☼	4.44	8-7-2025	125,504,000	125,412,382
Concord Minutemen Capital Co. LLC144A☼	4.45	10-24-2025	200,000,000	197,951,333
Concord Minutemen Capital Co. LLC144A☼	4.46	8-8-2025	122,778,000	122,672,957
Concord Minutemen Capital Co. LLC144A☼	4.46	9-18-2025	125,000,000	124,266,667
Concord Minutemen Capital Co. LLC144A☼	4.47	1-13-2026	100,000,000	97,978,750
Concord Minutemen Capital Co. LLC144A☼	4.53	9-10-2025	73,038,000	72,675,245
Concord Minutemen Capital Co. LLC (U.S. SOFR+0.30%)144A±	4.62	11-25-2025	130,000,000	130,000,000
Constellation Funding Co. LLC144A☼	4.41	5-20-2026	79,700,000	76,891,188
Constellation Funding Co. LLC144A☼	4.43	12-10-2025	153,000,000	150,567,221
Constellation Funding Co. LLC144A☼	4.44	9-16-2025	100,000,000	99,440,333
Constellation Funding Co. LLC144A☼	4.46	11-6-2025	100,000,000	98,814,444
Endeavour Funding Co. LLC144A☼	4.44	1-6-2026	97,700,000	95,821,881
Endeavour Funding Co. LLC144A☼	4.44	1-7-2026	60,000,000	58,839,300
Falcon Asset Funding LLC144A☼	4.40	8-1-2025	38,200,000	38,200,000
Falcon Asset Funding LLC (U.S. SOFR+0.40%)144A±	4.76	1-6-2026	100,000,000	100,000,000
Glencove Funding LLC144A§±±	4.47	1-23-2026	100,000,000	100,000,000
Great Bear Funding LLC144A☼	4.40	8-7-2025	100,000,000	99,927,667
Helvetica Funding Co. LLC144A☼	4.52	10-6-2025	165,000,000	163,651,492
HQLA Funding LLC144A☼	4.36	3-13-2026	50,000,000	48,662,222
HQLA Funding LLC144A☼	4.44	8-1-2025	175,000,000	175,000,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
HQLA Funding LLC144A☼	4.47%	8-5-2025	$270,000,000	$269,867,700
HQLA Funding LLC144A☼	4.47	8-6-2025	195,000,000	194,880,562
HQLA Funding LLC144A±±	4.77	4-17-2026	70,000,000	70,000,000
Intrepid Funding Co. LLC144A%%☼	0.00	4-23-2026	103,885,000	100,581,457
Intrepid Funding Co. LLC144A☼	4.46	1-13-2026	100,000,000	97,983,333
Intrepid Funding Co. LLC144A☼	4.49	11-13-2025	100,000,000	98,721,667
Intrepid Funding Co. LLC144A☼	4.51	11-14-2025	50,000,000	49,351,042
Ionic Funding LLC☼	4.43	1-6-2026	99,782,000	97,868,237
Ionic Funding LLC☼	4.44	8-7-2025	200,000,000	199,854,000
Ionic Funding LLC☼	4.46	2-26-2026	107,799,000	105,045,334
Ionic Funding LLC☼	4.47	8-6-2025	250,000,000	249,846,944
Ionic Funding LLC☼	4.49	8-13-2025	80,000,000	79,881,867
Ionic Funding LLC☼	4.50	8-20-2025	50,000,000	49,882,833
Ionic Funding LLC☼	4.51	8-8-2025	135,000,000	134,883,187
Ionic Funding LLC☼	4.51	9-4-2025	200,000,000	199,159,444
Legacy Capital Co. LLC (U.S. SOFR+0.39%)144A±	4.71	6-18-2026	150,000,000	150,000,000
Legacy Capital Co. LLC (U.S. SOFR+0.47%)144A±	4.79	12-16-2025	100,000,000	100,000,000
Lexington Parker Capital Co. LLC144A☼	4.44	8-1-2025	75,065,000	75,065,000
Lexington Parker Capital Co. LLC144A☼	4.44	8-5-2025	295,821,000	295,677,034
Lexington Parker Capital Co. LLC144A☼	4.44	8-6-2025	98,330,000	98,270,183
Lexington Parker Capital Co. LLC144A☼	4.44	8-7-2025	150,259,000	150,149,311
Lexington Parker Capital Co. LLC144A☼	4.48	12-3-2025	125,000,000	123,096,944
Liberty Street Funding LLC144A☼	4.38	1-5-2026	50,000,000	49,058,000
Liberty Street Funding LLC144A☼	4.38	1-7-2026	50,000,000	49,046,000
Lion Bay Funding LLC144A§±±	4.34	10-14-2025	150,000,000	150,000,000
Lion Bay Funding LLC144A§±±	4.35	12-11-2025	150,000,000	150,000,000
LMA-Americas LLC144A☼	4.46	10-2-2025	40,000,000	39,696,889
LMA-Americas LLC144A☼	4.46	10-3-2025	25,000,000	24,807,500
LMA-Americas LLC144A☼	4.48	10-24-2025	51,100,000	50,572,989
Mackinac Funding Co. LLC144A☼	4.46	10-3-2025	50,000,000	49,615,000
Mainbeach Funding LLC144A☼	4.47	8-14-2025	25,350,000	25,309,630
Mainbeach Funding LLC144A☼	4.48	9-4-2025	21,899,000	21,807,584
Mountcliff Funding LLC144A☼	4.42	8-5-2025	225,000,000	224,891,000
Mountcliff Funding LLC144A☼	4.42	8-6-2025	100,000,000	99,939,444
Mountcliff Funding LLC144A☼	4.42	10-31-2025	50,000,000	49,448,944
Mountcliff Funding LLC144A§±±	4.43	1-16-2026	100,000,000	100,000,000
Mountcliff Funding LLC (U.S. SOFR+0.18%)144A§±	4.54	10-2-2025	50,000,000	50,000,000
Overwatch Alpha Funding LLC144A☼	4.42	8-5-2025	350,000,000	349,830,444
Overwatch Bravo Funding LLC144A☼	4.42	8-1-2025	150,000,000	150,000,000
Paradelle Funding LLC☼	4.41	10-27-2025	100,000,000	98,948,750
Paradelle Funding LLC☼	4.50	9-15-2025	100,000,000	99,445,000
Paradelle Funding LLC (U.S. SOFR+0.30%)±	4.62	3-23-2026	100,000,000	100,000,000
Paradelle Funding LLC±±	4.68	7-10-2026	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.35%)±	4.67	5-28-2026	150,000,000	150,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.36%)144A±	4.68	1-29-2026	100,000,000	100,000,000
Podium Funding Trust☼	4.33	4-14-2026	100,000,000	96,963,556
Podium Funding Trust☼	4.34	3-10-2026	100,000,000	97,372,555
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Podium Funding Trust☼	4.40%	1-12-2026	$100,000,000	$98,022,889
Podium Funding Trust☼	4.43	8-26-2025	50,000,000	49,848,264
Podium Funding Trust☼	4.52	8-19-2025	100,000,000	99,777,000
Ranger Funding Co. LLC144A☼	4.46	9-16-2025	128,000,000	127,280,355
Regatta Funding Co. LLC144A☼	4.51	8-27-2025	125,600,000	125,196,336
Ridgefield Funding Co. LLC144A☼	4.46	11-12-2025	100,000,000	98,741,111
Ridgefield Funding Co. LLC144A☼	4.46	11-14-2025	37,558,000	37,076,006
Ridgefield Funding Co. LLC144A☼	4.46	11-19-2025	30,000,000	29,596,667
Starbird Funding Corp. (U.S. SOFR+0.25%)144A±	4.57	12-31-2025	75,000,000	75,000,000
Washington Morgan Capital Co. LLC144A	4.48	4-24-2026	100,000,000	100,000,000
Washington Morgan Capital Co. LLC144A☼	4.49	8-8-2025	211,587,000	211,404,741
Washington Morgan Capital Co. LLC144A±±	4.74	6-30-2026	100,000,000	100,000,000
Washington Morgan Capital Co. LLC144A±±	4.77	7-17-2026	100,000,000	100,000,000
				13,922,600,359
Financial company commercial paper: 3.87%
ASB Bank Ltd. (U.S. SOFR+0.35%)144A±	4.71	2-17-2026	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.144A☼	4.20	7-16-2026	30,000,000	28,795,950
Bank of New York Mellon±±	4.62	4-7-2026	150,000,000	150,000,000
BofA Securities, Inc.±±	4.76	1-16-2026	100,000,000	100,000,000
Citigroup Global Markets, Inc. (U.S. SOFR+0.25%)144A±	4.61	1-5-2026	20,000,000	20,000,000
Commonwealth Bank of Australia (U.S. SOFR+0.40%)144A±	4.72	4-17-2026	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main144A%%☼	0.00	3-2-2026	91,465,000	89,137,978
Federation des Caisses Desjardins du Quebec (U.S. SOFR+0.25%)144A±	4.57	10-10-2025	100,000,000	100,000,000
Federation des Caisses Desjardins du Quebec (U.S. SOFR+0.43%)144A±	4.75	4-13-2026	125,000,000	125,000,000
ING U.S. Funding LLC144A±±	4.66	4-2-2026	125,000,000	125,000,000
National Bank of Canada (U.S. SOFR+0.36%)144A±	4.68	8-25-2025	125,000,000	125,000,000
Ontario Teachers’ Finance Trust144A☼	4.32	2-12-2026	100,000,000	97,692,500
Ontario Teachers’ Finance Trust144A☼	4.32	2-17-2026	46,000,000	44,911,333
Royal Bank of Canada144A☼	4.27	5-27-2026	100,000,000	96,499,209
United Overseas Bank Ltd. (U.S. SOFR+0.20%)144A±	4.56	9-25-2025	57,000,000	57,000,000
United Overseas Bank Ltd. (U.S. SOFR+0.20%)144A±	4.56	9-30-2025	65,000,000	65,000,000
Westpac Banking Corp. (U.S. SOFR+0.40%)144A±	4.72	4-13-2026	100,000,000	100,000,000
				1,524,036,970
Other commercial paper: 1.85%
Deaconess Hospital Obligated Group☼	4.49	10-7-2025	50,000,000	49,587,764
Duke University Health System, Inc.☼	4.49	8-29-2025	50,000,000	49,827,722
Memorial Hermann Health System☼	4.44	10-21-2025	50,000,000	49,507,250
Mitsubishi Corp. Americas144A☼	4.40	8-1-2025	42,000,000	42,000,000
ST Engineering North America, Inc.144A☼	4.42	8-4-2025	92,000,000	91,966,573
STE TransCore Holdings, Inc.144A☼	4.42	8-4-2025	75,000,000	74,972,750
TotalEnergies Capital SA144A☼	4.40	8-5-2025	100,000,000	99,951,778
TotalEnergies Capital SA144A☼	4.40	8-7-2025	100,000,000	99,927,667
Toyota Credit de Puerto Rico Corp.☼	4.49	1-5-2026	50,000,000	49,034,014
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other commercial paper(continued)
Toyota Credit de Puerto Rico Corp.☼	4.51%	10-14-2025	$50,000,000	$49,542,639
Toyota Motor Credit Corp.☼	4.30	3-30-2026	75,000,000	72,871,166
				729,189,323
Total commercial paper (Cost $16,175,826,652)				16,175,826,652
Municipal obligations: 9.85%
Alaska: 0.19%
Variable rate demand notes ø: 0.19%
Alaska Housing Finance Corp. State Capital Series A (Housing revenue)	4.34	12-1-2044	73,300,000	73,300,000
California: 0.40%
Other municipal debt : 0.21%
State of California (Miscellaneous revenue)	4.50	10-1-2025	82,855,000	82,855,000
Variable rate demand notes ø: 0.19%
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	4.35	7-1-2042	49,260,000	49,260,000
Mizuho Floater/Residual Trust Series MIZ9178TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.56	7-1-2034	11,325,000	11,325,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	4.52	8-1-2049	16,000,000	16,000,000
				76,585,000
Colorado: 0.87%
Variable rate demand notes ø: 0.87%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.38	5-1-2052	108,275,000	108,275,000
Colorado HFA Series B-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada LIQ)	4.35	5-1-2050	27,265,000	27,265,000
Colorado HFA Series C-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2050	1,990,000	1,990,000
Colorado HFA Series C-2 Class II (Housing revenue, GNMA / FNMA / FHLMC Insured, Zions Bancorp N.A. SPA)	4.35	11-1-2055	25,000,000	25,000,000
Colorado HFA Series D2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	4.35	11-1-2054	25,000,000	25,000,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2052	29,035,000	29,035,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2051	19,300,000	19,300,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	4.35	5-1-2054	17,000,000	17,000,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2046	15,000,000	15,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Colorado HFA Series P-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	4.35%	5-1-2050	$40,320,000	$40,320,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	4.35	11-1-2048	35,240,000	35,240,000
				343,425,000
Georgia: 0.28%
Variable rate demand notes ø: 0.28%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	4.35	9-1-2052	110,445,000	110,445,000
Illinois: 1.26%
Variable rate demand notes ø: 1.26%
Illinois Finance Authority Series B (Education revenue, Sumitomo Mitsui Banking Corp. LOC)	4.35	4-1-2055	150,000,000	150,000,000
Illinois Finance Authority University of Chicago Series A (Education revenue, Northern Trust Company SPA)	4.35	4-1-2055	39,500,000	39,500,000
Illinois Housing Development Authority RMW Lake Shore LLC Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	4.35	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	4.35	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	10-1-2048	14,835,000	14,835,000
Taxable Municipal Funding Trust Series BTMFT-2025-004 (Miscellaneous revenue, Barclays Bank plc LOC)144A	4.65	6-30-2040	115,000,000	115,000,000
				498,220,000
Iowa: 0.09%
Variable rate demand notes ø: 0.09%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	4.37	3-1-2053	33,409,000	33,409,000
Kentucky: 0.10%
Variable rate demand notes ø: 0.10%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	4.34	6-1-2043	38,760,000	38,760,000
Maine: 0.05%
Variable rate demand notes ø: 0.05%
City of Portland (GO revenue, TD Bank N.A. LOC)	4.35	6-1-2026	20,475,000	20,475,000
Maryland: 0.06%
Variable rate demand notes ø: 0.06%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	4.35	9-1-2033	24,005,000	24,005,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.35%
Variable rate demand notes ø: 0.35%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	4.40%	6-1-2052	$62,595,000	$62,595,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	4.35	12-1-2063	75,595,000	75,595,000
				138,190,000
Michigan: 0.38%
Variable rate demand notes ø: 0.38%
JPMorgan Chase Putters/Drivers Trust Series T0028 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	4.38	1-26-2026	149,870,000	149,870,000
Minnesota: 0.95%
Variable rate demand notes ø: 0.95%
Minnesota Housing Finance Agency Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	1-1-2054	19,920,000	19,920,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	29,365,000	29,365,000
Minnesota Housing Finance Agency Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	7-1-2050	19,840,000	19,840,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	4.35	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.35	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, State Street Bank & Trust Co. SPA)	4.35	1-1-2051	14,970,000	14,970,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	4.35	1-1-2050	29,380,000	29,380,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	4.35	7-1-2053	29,765,000	29,765,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.65	12-1-2030	6,275,000	6,275,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	4.65	9-1-2030	72,060,000	72,060,000
				375,385,000
Missouri: 0.17%
Variable rate demand notes ø: 0.17%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	4.34	6-1-2053	66,535,000	66,535,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.83%
Variable rate demand notes ø: 0.83%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	4.52%	10-1-2028	$80,000,000	$80,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	4.52	7-1-2029	24,400,000	24,400,000
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	4.65	2-1-2029	194,000,000	194,000,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	4.52	7-1-2033	26,700,000	26,700,000
				325,100,000
New York: 3.31%
Variable rate demand notes ø: 3.31%
Mizuho Floater/Residual Trust Series 2020-MIZ9043 (Housing revenue, Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144A	4.45	11-1-2049	18,030,000	18,030,000
Mizuho Floater/Residual Trust Series 2022-MIZ9106 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.60	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.45	11-1-2031	47,500,000	47,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.73	6-4-2027	120,640,000	120,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.76	10-1-2027	91,250,000	91,250,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.63	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.73	11-1-2052	66,400,000	66,400,000
Mizuho Floater/Residual Trust Series 2023-MIZ9132 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.45	2-1-2058	33,650,000	33,650,000
Mizuho Floater/Residual Trust Series 2024-MIZ9164TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.56	12-1-2062	37,740,000	37,740,000
Mizuho Floater/Residual Trust Series 2024-MIZ9183TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.56	11-1-2040	13,845,000	13,845,000
Mizuho Floater/Residual Trust Series 2024-MIZ9203TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.60	11-1-2044	29,450,000	29,450,000
New York State Housing Finance Agency Series B (Housing revenue, Landesbank Hessen-Thüringen LOC)	4.45	11-1-2050	45,250,000	45,250,000
New York State Housing Finance Agency Series I (Housing revenue, TD Bank N.A. SPA)	4.35	11-1-2055	39,515,000	39,515,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	4.65	5-1-2029	50,235,000	50,235,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.65%	12-15-2025	$133,136,000	$133,136,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	4.65	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2024-TMFT-006 (GO revenue, Barclays Bank plc LOC)144A	4.45	9-21-2026	30,740,000	30,740,000
Taxable Municipal Funding Trust Series BTMFT-002 (GO revenue, Barclays Bank plc LOC)144A	4.65	5-15-2056	166,585,000	166,585,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	4.65	9-21-2026	200,000,000	200,000,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	4.65	6-24-2027	42,985,000	42,985,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	4.34	11-15-2032	77,500,000	77,500,000
				1,305,376,000
North Dakota: 0.08%
Variable rate demand notes ø: 0.08%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	4.35	7-1-2052	29,900,000	29,900,000
Pennsylvania: 0.08%
Variable rate demand notes ø: 0.08%
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	4.35	6-1-2054	32,260,000	32,260,000
Rhode Island: 0.08%
Variable rate demand notes ø: 0.08%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	4.35	10-1-2053	32,355,000	32,355,000
Texas: 0.32%
Variable rate demand notes ø: 0.32%
Mizuho Floater/Residual Trust Series 2025-MIZ9218 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.56	7-1-2035	15,005,000	15,005,000
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	4.37	12-1-2053	40,418,000	40,418,000
State of Texas Series A (GO revenue, FHLB SPA)	4.35	12-1-2051	44,445,000	44,445,000
State of Texas Series A (GO revenue, Texas State Comptroller LIQ)	4.35	12-1-2056	25,000,000	25,000,000
				124,868,000
Total municipal obligations (Cost $3,881,318,000)				3,881,318,000
Other instruments: 1.62%
Variable rate demand notes ø: 1.62%
Anton Santa Cruz LLC Series A	4.45	2-1-2061	42,000,000	42,000,000
Arizona RR Ranches LLC Series 2024	4.50	8-1-2054	40,000,000	40,000,000
Augustine Insurance Trust Series 2024	4.45	11-1-2074	24,770,000	24,770,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Ecmc Group, Inc. Series 23-1		4.37%	12-1-2050	$54,350,000	$54,350,000
Ecmc Group, Inc.		4.37	12-1-2054	108,000,000	108,000,000
Eligijus P. Lelis Family Trust Series 2025		4.45	1-1-2075	12,575,000	12,575,000
Heritage Holdings/BKF Inv/Mitchell G Fehr/Nate Knobloch/Journey Investments		4.45	3-1-2055	25,000,000	25,000,000
Jets Stadium Development LLC Series A-4B144A		4.80	4-1-2047	61,080,000	61,080,000
Jets Stadium Finance Issuer 2015 LLC144A		4.80	4-1-2047	21,220,000	21,220,000
JWV-B Turner Investments LLC Series 2024		4.50	7-1-2044	21,125,000	21,125,000
Kurt Anderson Memorial Trust Series 2024		4.45	8-1-2044	6,070,000	6,070,000
Milpitas Phase I LP Series 2025		4.45	6-1-2065	65,000,000	65,000,000
Siesta Key Issuing Trust Series 2025		4.45	3-1-2075	24,240,000	24,240,000
SRM Culver City LP		4.45	12-1-2061	27,150,000	27,150,000
Tetris Issuing Trust Series 2025		4.50	7-1-2075	88,155,000	88,155,000
Willow Partners LP		4.45	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $637,735,000)					637,735,000
Repurchase agreements^^: 23.34%
Bank of America NA, dated 7-31-2025, maturity value $1,450,176,014(01)		4.37	8-1-2025	1,450,000,000	1,450,000,000
JPMorgan Securities LLC, dated 7-31-2025, maturity value $2,950,358,097(02)		4.37	8-1-2025	2,950,000,000	2,950,000,000
MUFG Securities Canada Ltd., dated 7-31-2025, maturity value $2,700,327,750(03)		4.37	8-1-2025	2,700,000,000	2,700,000,000
RBC Dominion, dated 7-31-2025, maturity value $325,039,451(04)		4.37	8-1-2025	325,000,000	325,000,000
TD Securities USA LLC, dated 7-31-2025, maturity value $325,039,451(05)		4.37	8-1-2025	325,000,000	325,000,000
Wells Fargo Securities, dated 7-31-2025, maturity value $1,450,176,014(06)		4.37	8-1-2025	1,450,000,000	1,450,000,000
Total repurchase agreements (Cost $9,200,000,000)					9,200,000,000
Total investments in securities (Cost $39,798,401,523)	100.99%				39,798,401,523
Other assets and liabilities, net	(0.99)				(390,880,637)
Total net assets	100.00%				$39,407,520,886

The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 1.50% to 3.00%, 4-1-2045 to 9-1-2051, fair value including accrued interest is $1,493,500,001.
(02) U.S. government securities, 0.00% to 8.50%, 11-1-2026 to 6-15-2065, fair value including accrued interest is $3,038,198,454.
(03) U.S. government securities, 0.00% to 7.12%, 10-20-2025 to 6-1-2055, fair value including accrued interest is $2,776,114,378.
(04) U.S. government securities, 0.00% to 8.00%, 8-31-2025 to 5-15-2055, fair value including accrued interest is $332,621,649.
(05) U.S. government securities, 2.00% to 7.00%, 4-1-2036 to 8-1-2055, fair value including accrued interest is $334,750,000.
(06) U.S. government securities, 1.50% to 11.70%, 11-20-2025 to 11-15-2067, fair value including accrued interest is $1,493,500,000.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Statement of assets and liabilities—July 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$30,598,401,523
Investments in repurchase agreements, at amortized cost	9,200,000,000
Cash	92,994
Receivable for Fund shares sold	142,567,853
Receivable for interest	106,034,097
Receivable for investments sold	785,000
Prepaid expenses and other assets	2,144,287
Total assets	40,050,025,754
Liabilities
Payable for when-issued transactions	489,646,602
Payable for Fund shares redeemed	146,763,464
Administration fees payable	2,698,216
Management fee payable	2,612,691
Dividends payable	238,167
Shareholder servicing fees payable	89,755
Distribution fee payable	341
Accrued expenses and other liabilities	455,632
Total liabilities	642,504,868
Total net assets	$39,407,520,886
Net assets consist of
Paid-in capital	$39,408,070,896
Total distributable loss	(550,010)
Total net assets	$39,407,520,886
Computation of net asset value per share
Net assets–Class A	$409,424,389
Shares outstanding–Class A1	409,424,173
Net asset value per share–Class A	$1.00
Net assets–Class C	$535,899
Shares outstanding–Class C1	535,899
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$38,984,404,337
Shares outstanding–Premier Class[1]	38,984,362,994
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$13,156,261
Shares outstanding–Service Class[1]	13,156,249
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$850,557,641
Expenses
Management fee	33,897,611
Administration fees
Class A	403,803
Class C	635
Premier Class	14,851,524
Service Class	7,676
Shareholder servicing fees
Class A	504,753
Class C	794
Service Class	15,992
Distribution fee
Class C	2,381
Custody and accounting fees	315,878
Professional fees	82,736
Registration fees	1,414,762
Shareholder report expenses	251,835
Trustees’ fees and expenses	162,110
Other fees and expenses	156,676
Total expenses	52,069,166
Less: Fee waivers and/or expense reimbursements
Fund-level	(11,366,545)
Class A	(99,548)
Premier Class	(7,937,038)
Service Class	(3,170)
Net expenses	32,662,865
Net investment income	817,894,776
Net realized gains on investments	165,898
Net increase in net assets resulting from operations	$818,060,674
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
Operations
Net investment income		$817,894,776		$1,785,483,019
Net realized gains on investments		165,898		40,359
Net increase in net assets resulting from operations		818,060,674		1,785,523,378
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,091,273)		(19,427,210)
Class C		(10,361)		(63,839)
Premier Class		(809,506,568)		(1,765,429,720)
Service Class		(261,153)		(558,625)
Total distributions to shareholders		(817,869,355)		(1,785,479,394)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	55,200,491	55,200,491	87,497,234	87,497,234
Class C	197,037	197,037	449,912	449,912
Premier Class	20,026,297,177	20,026,297,177	36,701,701,454	36,701,701,454
Service Class	2,063,792	2,063,792	4,145,552	4,145,552
		20,083,758,497		36,793,794,152
Reinvestment of distributions
Class A	7,989,951	7,989,951	19,193,744	19,193,744
Class C	10,114	10,114	63,839	63,839
Premier Class	808,465,686	808,465,686	1,763,219,661	1,763,219,661
Service Class	253,717	253,717	540,242	540,242
		816,719,468		1,783,017,486
Payment for shares redeemed
Class A	(59,860,367)	(59,860,367)	(134,995,854)	(134,995,854)
Class C	(883,893)	(883,893)	(1,178,254)	(1,178,254)
Premier Class	(17,894,183,048)	(17,894,183,048)	(35,268,581,125)	(35,268,581,125)
Service Class	(1,565,877)	(1,565,877)	(3,708,533)	(3,708,533)
		(17,956,493,185)		(35,408,463,766)
Net increase in net assets resulting from capital share transactions		2,943,984,780		3,168,347,872
Total increase in net assets		2,944,176,099		3,168,391,856
Net assets
Beginning of period		36,463,344,787		33,294,952,931
End of period		$39,407,520,886		$36,463,344,787
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.00%	4.81%	4.89%	1.73%	0.01%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.64%	0.65%	0.69%	0.70%	0.68%
Net expenses	0.53%	0.58%	0.59%	0.52%*	0.15%*	0.40%*
Net investment income	4.00%	4.71%	4.79%	1.73%	0.01%	0.27%
Supplemental data
Net assets, end of period (000s omitted)	$409,424	$406,092	$434,396	$438,190	$434,892	$466,559

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.04 [1]	0.01	0.00 [2]	0.00 [2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.04	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.60%	4.03%	4.11%	1.19%	0.01%	0.08%[5]
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.39%	1.40%	1.44%	1.45%	1.43%
Net expenses	1.33%	1.33%	1.34%	1.09%*	0.15%*	0.59%*
Net investment income	3.27%	3.98%	3.99%	1.27%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$536	$1,213	$1,877	$3,012	$1,960	$2,855

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
[5]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on total return.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Premier Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.18%	5.24%	5.37%	2.13%	0.03%	0.54%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.27%	0.29%	0.31%	0.29%
Net expenses	0.17%	0.16%*	0.13%*	0.13%*	0.13%*	0.13%*
Net investment income	4.36%	5.11%	5.30%	3.02%	0.03%	0.41%
Supplemental data
Net assets, end of period (000s omitted)	$38,984,404	$36,043,635	$32,847,252	$14,906,434	$2,431,267	$4,452,436

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2025	0.04%
Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Service Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.04%	4.89%	4.98%	1.81%	0.01%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.56%	0.59%	0.59%	0.58%
Net expenses	0.45%	0.50%	0.50%	0.44%*	0.15%*	0.36%*
Net investment income	4.08%	4.78%	4.87%	1.80%	0.01%	0.31%
Supplemental data
Net assets, end of period (000s omitted)	$13,156	$12,405	$11,427	$11,154	$10,828	$11,963

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 21

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2025, the Fund had capital loss carryforwards which consisted of $491,976 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$9,903,521,871	$0	$9,903,521,871
Commercial paper	0	16,175,826,652	0	16,175,826,652
Municipal obligations	0	3,881,318,000	0	3,881,318,000
Other instruments	0	637,735,000	0	637,735,000
Repurchase agreements	0	9,200,000,000	0	9,200,000,000
Total assets	$0	$39,798,401,523	$0	$39,798,401,523
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
22 | Retail Money Market Funds

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
For the six months ended July 31, 2025, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2025. These voluntary class-level waivers may be discontinued at any time. As of July 31, 2025, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
Retail Money Market Funds | 23

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2025.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
8.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Retail Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 27

Other information (unaudited)
privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was in range of the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund’s Class A and Premier Class were in range of the median net operating expense ratios of the expense Groups, and the net operating expense ratio of Service Class was equal to the median net operating expense ratio of the expense Group.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class, except for Premier Class, which was lower than the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.

28 | Retail Money Market Funds

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0478 07-25

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2025

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.05%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 2.74%144Aø	$7,000,000	$7,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares (80 shares) 2.36%144Aø	8,000,000	8,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.37%144Aø	5,000,000	5,000,000
Total closed-end fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 97.80%
Alabama: 4.52%
Variable rate demand notes ø: 4.52%
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59%	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0397 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	2-1-2053	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	4-1-2030	3,160,000	3,160,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	12-1-2028	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1800 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	2.95	12-1-2032	10,330,000	10,330,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5061 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.89	9-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.49	11-1-2054	9,000,000	9,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1202 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	2.95	12-1-2032	8,330,000	8,330,000
				86,320,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 1.21%
Variable rate demand notes ø: 1.21%
Arizona Board of Regents Arizona State University Series C (Education revenue)	2.20%	7-1-2055	$3,600,000	$3,600,000
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	3-1-2038	9,685,000	9,685,000
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	5-1-2038	2,265,000	2,265,000
Mizuho Floater/Residual Trust Series 2024-MIZ9180 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	12-4-2026	4,370,000	4,370,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.33	12-1-2037	3,215,000	3,215,000
				23,135,000
California: 5.71%
Variable rate demand notes ø: 5.71%
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	5-1-2049	2,500,000	2,500,000
Mizuho Floater/Residual Trust Series 2024-MIZ9191 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	3-5-2027	11,850,000	11,850,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.59	5-1-2053	19,180,000	19,180,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.31	12-18-2053	1,655,000	1,655,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.35	9-1-2049	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1153 (Water & sewer revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.44	7-1-2048	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	9-1-2048	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series BAML5065 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.35	11-15-2051	11,355,000	11,355,000
Tender Option Bond Trust Receipts/Certificates Series CF7013 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	7-1-2052	8,884,253	8,884,253
Tender Option Bond Trust Receipts/Certificates Series CF7014 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	4-1-2052	10,063,850	10,063,850
Tender Option Bond Trust Receipts/Certificates Series CF7033 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.39	7-1-2053	6,790,000	6,790,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series CF7035 (GO revenue, Citibank N.A. LIQ)144A	2.32%	8-1-2047	$15,505,000	$15,505,000
Tender Option Bond Trust Receipts/Certificates Series YX1399 (Utilities revenue, BAM Insured, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.44	7-1-2046	3,315,000	3,315,000
				109,098,103
Colorado: 0.97%
Variable rate demand notes ø: 0.97%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	11-1-2052	2,500,000	2,500,000
University of Colorado Hospital Authority Health Obligated Group Series C (Health revenue, TD Bank N.A. SPA)	2.75	11-15-2039	16,000,000	16,000,000
				18,500,000
Delaware: 0.14%
Variable rate demand notes ø: 0.14%
Mizuho Floater/Residual Trust Series 2024-MIZ9182 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	12-4-2026	2,625,000	2,625,000
University of Delaware (Education revenue, TD Bank N.A. SPA)	2.75	11-1-2035	100,000	100,000
				2,725,000
District of Columbia: 0.86%
Variable rate demand notes ø: 0.86%
District of Columbia Water & Sewer Authority Series B (Water & sewer revenue, TD Bank N.A. SPA)	2.75	10-1-2054	7,170,000	7,170,000
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	2.45	8-15-2038	4,340,000	4,340,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	2.32	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	2.32	9-1-2039	2,070,000	2,070,000
				16,380,000
Florida: 2.98%
Other municipal debt : 0.32%
County of Hillsborough (Miscellaneous revenue)	2.93	9-18-2025	6,045,000	6,045,000
Variable rate demand notes ø: 2.66%
County of Escambia Florida Power & Light Co. (Utilities revenue)	2.45	4-1-2039	2,520,000	2,520,000
County of Manatee Florida Power & Light Co. (Industrial development revenue)	2.45	9-1-2029	3,000,000	3,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	2.30	11-15-2037	15,550,000	15,550,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	2.45%	11-1-2038	$1,500,000	$1,500,000
Orange County Health Facilities Authority Nemours Foundation Series C-2 (Health revenue, TD Bank N.A. LOC)	2.36	1-1-2037	2,915,000	2,915,000
Putnam County Development Authority Florida Power & Light Co. (Industrial development revenue)	2.45	9-1-2029	4,480,000	4,480,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	12-1-2047	2,595,000	2,595,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6031 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.90	4-1-2026	4,060,000	4,060,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6032 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.90	4-1-2026	4,170,000	4,170,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1713 (Education revenue, BAM Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.32	10-1-2046	6,665,000	6,665,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3223 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.00	4-1-2042	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1351 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	4-1-2047	1,380,000	1,380,000
				50,835,000
Georgia: 1.17%
Other municipal debt : 0.04%
DeKalb County Housing Authority Tranquility at Decatur LP Series B (Housing revenue)§	3.40	9-1-2025	755,000	755,000
Variable rate demand notes ø: 1.13%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AG Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.32	10-1-2025	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.33	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	9-1-2028	5,375,000	5,375,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	6-1-2029	2,600,000	2,600,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32%	3-1-2029	$4,020,000	$4,020,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	6-1-2029	2,805,000	2,805,000
				21,615,000
Idaho: 0.79%
Variable rate demand notes ø: 0.79%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series ID (Health revenue)	3.65	12-1-2048	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	2.32	8-15-2048	3,425,000	3,425,000
Tender Option Bond Trust Receipts/Certificates Series XG0565 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.32	1-1-2054	3,610,000	3,610,000
				15,035,000
Illinois: 5.99%
Variable rate demand notes ø: 5.99%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	2.32	11-1-2045	250,000	249,979
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	2.35	8-1-2026	651,000	651,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank N.A. LOC)	2.29	3-1-2032	1,100,000	1,100,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.65	8-15-2049	14,200,000	14,200,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.55	8-15-2057	20,000,000	20,000,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.55	8-15-2057	12,105,000	12,105,000
Illinois Finance Authority Marwen Foundation, Inc. (Miscellaneous revenue, Northern Trust Company LOC)	2.39	5-1-2043	3,810,000	3,810,000
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series B (Education revenue, TD Bank N.A. LOC)	2.60	8-1-2044	10,900,000	10,900,000
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	2.30	4-1-2045	5,300,000	5,300,000
Illinois Housing Development Authority Series P (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	2.45	4-1-2049	6,265,000	6,265,000
PFA Series VRS206 (Miscellaneous revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.85	2-15-2053	21,250,000	21,250,000
Quad Cities Regional EDA Augustana College (Education revenue, BMO Harris Bank N.A. LOC)	2.25	10-1-2035	4,400,000	4,400,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32%	1-1-2043	$2,750,000	$2,750,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1326 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.33	11-15-2038	4,575,000	4,575,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1338 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	5-1-2049	3,955,000	3,955,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	2.40	6-1-2038	2,845,000	2,845,000
				114,355,979
Indiana: 1.07%
Variable rate demand notes ø: 1.07%
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	2.35	12-1-2039	250,000	249,980
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	2.75	12-1-2039	12,100,000	12,100,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.37	9-1-2057	8,105,000	8,105,000
				20,454,980
Iowa: 1.03%
Variable rate demand notes ø: 1.03%
Iowa Finance Authority Iowa Health System Obligated Group Series B-2 (Health revenue, TD Bank N.A. LOC)	2.65	2-15-2039	12,400,000	12,400,000
Iowa Finance Authority Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	2.34	7-1-2049	7,280,000	7,280,000
				19,680,000
Kansas: 0.17%
Variable rate demand notes ø: 0.17%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	5-1-2037	3,185,012	3,185,012
Kentucky: 0.17%
Variable rate demand notes ø: 0.17%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0556 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	1-1-2029	3,205,000	3,205,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.99%
Variable rate demand notes ø: 1.99%
PFA Series VRS209 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.85%	12-1-2052	$30,000,000	$30,000,000
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Tax revenue, Toronto-Dominion Bank LOC)	2.75	5-1-2043	8,000,000	8,000,000
				38,000,000
Maine: 0.13%
Variable rate demand notes ø: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1348 (Housing revenue, Barclays Bank plc LIQ)144A	2.32	11-15-2054	2,550,000	2,550,000
Maryland: 0.29%
Variable rate demand notes ø: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3152 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.33	7-1-2047	5,615,000	5,615,000
Massachusetts: 4.08%
Other municipal debt : 3.36%
City of Holyoke BAN (GO revenue)§	4.00	10-24-2025	25,700,000	25,757,397
Massachusetts Bay Transportation Authority (Transportation revenue)	2.90	10-10-2025	38,335,000	38,335,000
				64,092,397
Variable rate demand notes ø: 0.72%
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America N.A. LOC)144A	2.44	12-1-2037	4,280,000	4,280,000
Tender Option Bond Trust Receipts/Certificates Series XG0014 (Education revenue, Bank of America N.A. LIQ)144A	2.36	7-1-2032	5,550,000	5,550,000
Tender Option Bond Trust Receipts/Certificates Series ZL0339 (GO revenue, Morgan Stanley Bank LIQ)144A	2.31	10-1-2047	4,000,000	4,000,000
				13,830,000
Michigan: 3.53%
Other municipal debt : 1.69%
Michigan Finance Authority Series A-2 (Miscellaneous revenue, JPMorgan Chase Bank N.A. LOC)§	5.00	8-20-2025	3,900,000	3,903,340
Regents of the University of Michigan/Ann Arbor (Education revenue)	2.82	9-16-2025	21,890,000	21,890,000
Regents of the University of Michigan/Ann Arbor (Education revenue)	2.97	9-4-2025	6,450,000	6,450,000
				32,243,340
Variable rate demand notes ø: 1.84%
Michigan State Housing Development Authority Series C (Housing revenue, FHLB SPA)	2.22	12-1-2035	1,580,000	1,580,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57%	8-1-2028	$31,856,000	$31,856,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3221 (Housing revenue, Barclays Bank plc LIQ)144A	2.32	12-1-2053	1,760,000	1,760,000
				35,196,000
Minnesota: 3.27%
Other municipal debt : 0.47%
Minnesota Agricultural & Economic Development Board (Miscellaneous revenue)	3.35	8-5-2025	5,000,000	5,000,000
Minnesota Agricultural & Economic Development Board (Miscellaneous revenue)	3.35	8-21-2025	4,000,000	4,000,000
				9,000,000
Variable rate demand notes ø: 2.80%
City of Burnsville Bridgeway Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	2.37	10-15-2033	2,375,000	2,375,000
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	2.38	8-15-2038	2,650,000	2,650,000
City of Minneapolis Fairview Health Services Obligated Group Series C (Health revenue, Bank of America N.A. LOC)	2.80	11-15-2048	5,000,000	5,000,000
City of Minneapolis University Gateway Corp. (Education revenue, Wells Fargo Bank SPA)	2.25	12-1-2040	1,300,000	1,300,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	2.26	11-1-2035	6,650,000	6,650,000
City of Plymouth Lancaster Village Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	2.37	9-15-2031	1,020,000	1,020,000
County of Hennepin Series B (GO revenue, TD Bank N.A. SPA)	2.20	12-1-2038	6,635,000	6,635,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.25	1-1-2045	6,540,000	6,540,000
Minnesota Housing Finance Agency Series F AMT (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.25	1-1-2041	8,850,000	8,850,000
Tender Option Bond Trust Receipts/Certificates Series 2024 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.90	12-1-2025	8,600,000	8,600,000
Tender Option Bond Trust Receipts/Certificates Series BAML6016 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.41	11-15-2032	3,900,000	3,900,000
				53,520,000
Missouri: 0.52%
Other municipal debt : 0.52%
HEFA of the State of Missouri (Education revenue)	2.96	8-20-2025	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 2.91%
Other municipal debt : 2.33%
Lincoln Nebraska Electric (Utilities revenue)	3.00%	8-7-2025	$28,000,000	$28,000,000
Lincoln Nebraska Electric (Utilities revenue)	3.00	8-4-2025	16,445,000	16,445,000
				44,445,000
Variable rate demand notes ø: 0.58%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	3.40	9-1-2031	11,100,000	11,100,000
New Hampshire: 0.52%
Variable rate demand notes ø: 0.52%
RBC Municipal Products, Inc. Trust Series 2024-E157 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	5-1-2028	10,000,000	10,000,000
New Jersey: 5.40%
Other municipal debt : 3.15%
City of Jersey City Series D BAN (GO revenue)§	4.50	10-22-2025	10,000,000	10,031,606
Township of Edison Series B BAN (GO revenue)§	4.00	11-6-2025	10,000,000	10,023,174
Township of North Bergen BAN (GO revenue)§	5.00	4-20-2026	22,953,155	23,232,364
Township of Parsippany-Troy Hills BAN (GO revenue)§	4.00	10-29-2025	16,795,000	16,834,704
				60,121,848
Variable rate demand notes ø: 2.25%
Residual Interest Bond Floater Trust Various States Series 2024-012 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.54	11-1-2064	15,500,000	15,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Housing revenue, Toronto-Dominion Bank LOC, Toronto- Dominion Bank LIQ)144A	2.33	6-15-2050	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	6-15-2050	4,250,000	4,250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7010 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	1-1-2032	7,920,000	7,920,000
Tender Option Bond Trust Receipts/Certificates Series XM0226 (Miscellaneous revenue, NPFGC Insured, Bank of America N.A. LIQ)144A	2.33	9-11-2025	10,220,000	10,220,000
				42,890,000
New Mexico: 0.16%
Variable rate demand notes ø: 0.16%
New Mexico Mortgage Finance Authority JLG SAF 2023 LLLP (Housing revenue, Department of Housing and Urban Development Insured)	3.73	2-1-2042	3,100,000	3,100,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 7.63%
Variable rate demand notes ø: 7.63%
City of New York Series D-3 (GO revenue, State Street Bank & Trust Co. SPA)	2.75%	5-1-2052	$10,000,000	$10,000,000
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	2.75	5-1-2052	8,300,000	8,300,000
Nassau County Local Economic Assistance Corp. Series B (Education revenue, TD Bank N.A. LIQ)	2.30	1-1-2045	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-2 (Water & sewer revenue, Mizuho Bank Limited SPA)	2.80	6-15-2049	20,395,000	20,395,000
New York City Municipal Water Finance Authority Water & Sewer System Series EE-2 (Water & sewer revenue, State Street Bank & Trust Co. LIQ)	2.80	6-15-2045	4,000,000	4,000,000
New York City Municipal Water Finance Authority Water & Sewer System (Water & sewer revenue, JPMorgan Chase Bank N.A. SPA)	2.75	6-15-2044	15,000,000	15,000,000
New York City Transitional Finance Authority Series C-4 (Tax revenue, Sumitomo Mitsui Banking Corp. LOC)	2.29	5-1-2053	2,000,000	2,000,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (Housing revenue, TD Bank N.A. SPA)	2.45	10-1-2052	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7004 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	1-25-2040	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7008 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	8-25-2039	8,340,000	8,340,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7009 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.41	4-25-2040	7,450,000	7,450,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0561 (Housing revenue, Bank of America N.A. LIQ)144A	2.32	10-1-2054	2,360,000	2,360,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1358 (Housing revenue, Barclays Bank plc LIQ)144A	2.32	10-1-2054	1,105,000	1,105,000
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Miscellaneous revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.69	5-1-2026	50,000,000	50,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0601 (Tax revenue, Bank of America N.A. LIQ)144A	2.83	3-15-2049	3,175,000	3,175,000
				145,725,000
North Carolina: 0.89%
Variable rate demand notes ø: 0.89%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Health revenue, Royal Bank of Canada LOC)	2.80	1-15-2042	17,000,000	17,000,000
North Dakota: 0.40%
Variable rate demand notes ø: 0.40%
North Dakota Housing Finance Agency Series C (Housing revenue, TD Bank N.A. SPA)	2.31	1-1-2046	7,595,000	7,595,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 8.33%
Other municipal debt : 5.54%
American Municipal Power, Inc. City of Wapakoneta BAN (Miscellaneous revenue)§	4.00%	6-17-2026	$7,000,000	$7,042,092
American Municipal Power, Inc. FTSEurofirst Medical Equipment BAN (Miscellaneous revenue)§	4.25	11-6-2025	1,275,000	1,277,487
American Municipal Power, Inc. (Miscellaneous revenue)§%%	4.50	8-6-2026	765,000	774,738
American Municipal Power, Inc. Village of Grafton BAN (Miscellaneous revenue)§	4.00	4-9-2026	2,160,000	2,170,188
American Municipal Power, Inc. Village of Holiday City BAN (Miscellaneous revenue)§	4.50	4-23-2026	780,000	784,145
American Municipal Power, Inc. Village of Jackson Center BAN (Miscellaneous revenue)§	4.50	8-7-2025	1,380,000	1,380,177
American Municipal Power, Inc. Village of Monroeville BAN (Miscellaneous revenue)§	4.00	4-16-2026	390,000	391,891
American Municipal Power, Inc. Village of Pemberville BAN (Miscellaneous revenue)§	4.25	6-25-2026	750,000	755,609
American Municipal Power, Inc. Village of Pioneer BAN (Miscellaneous revenue)§	4.25	11-13-2025	2,375,000	2,379,635
American Municipal Power, Inc. Village of Sycamore BAN (Miscellaneous revenue)§	4.25	10-23-2025	275,000	275,613
City of Barberton BAN (GO revenue)§	4.00	4-9-2026	1,850,000	1,861,094
City of Forest Park BAN (GO revenue)§	4.25	5-19-2026	2,000,000	2,012,008
City of Groveport BAN (GO revenue)§	3.88	4-14-2026	4,500,000	4,519,717
City of Hamilton BAN (GO revenue)§	4.00	12-17-2025	4,320,000	4,334,576
City of Huber Heights BAN (GO revenue)§	5.00	6-25-2026	3,000,000	3,046,470
City of Lakewood BAN (GO revenue)§	4.00	4-9-2026	9,350,000	9,406,092
City of Lebanon BAN (GO revenue)§	4.00	2-3-2026	2,650,000	2,658,220
City of Miamisburg BAN (GO revenue)§	3.75	2-10-2026	3,000,000	3,011,071
City of Richmond Heights BAN (GO revenue)§	4.50	7-30-2026	700,000	708,789
City of Springboro BAN (GO revenue)§	3.75	2-25-2026	5,000,000	5,020,743
County of Cuyahoga BAN (GO revenue)§	4.25	6-4-2026	8,000,000	8,065,111
County of Logan BAN (GO revenue)§%%	4.13	8-4-2026	1,050,000	1,060,195
Kings Local School District BAN (GO revenue)§	5.00	7-9-2026	5,000,000	5,086,299
Monroe Local School District BAN (GO revenue)§	3.88	12-4-2025	4,200,000	4,209,447
Ohio Water Development Authority (Water & sewer revenue)	2.80	11-4-2025	18,500,000	18,500,000
Ohio Water Development Authority (Water & sewer revenue)	2.94	8-28-2025	15,000,000	15,000,000
				105,731,407
Variable rate demand notes ø: 2.79%
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)	3.65	12-1-2046	8,000,000	8,000,000
RBC Municipal Products, Inc. Trust Series 2022 C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.33	1-15-2037	8,000,000	8,000,000
RBC Municipal Products, Inc. Trust Series E-164 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	8-1-2028	8,500,000	8,500,000
State of Ohio Series C (Housing revenue)	2.30	10-1-2036	6,065,000	6,065,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	2.36	2-15-2047	5,800,000	5,800,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0553 (Miscellaneous revenue, AG Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32%	6-1-2050	$3,640,000	$3,640,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XM1184 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	12-1-2031	6,205,000	6,205,000
Tender Option Bond Trust Receipts/Certificates Series XF1824 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.32	9-1-2047	7,010,000	7,010,000
				53,220,000
Oregon: 0.49%
Other municipal debt : 0.49%
State of Oregon Department of Transportation (Transportation revenue)	2.92	10-2-2025	9,350,000	9,350,000
Pennsylvania: 2.46%
Other municipal debt : 0.23%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	3.03	8-7-2025	4,280,000	4,280,000
Variable rate demand notes ø: 2.23%
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (Health revenue, U.S. Bank N.A. SPA)	2.90	6-1-2035	2,800,000	2,800,000
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Health revenue, Bank of America N.A. LOC)	2.18	1-1-2038	2,170,000	2,170,000
Pennsylvania Turnpike Commission (Transportation revenue, TD Bank N.A. LOC)	2.30	12-1-2039	3,500,000	3,500,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-1 (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.75	7-1-2054	13,765,000	13,765,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	9-1-2031	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5049 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.83	2-1-2054	7,655,000	7,655,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Housing revenue, Royal Bank of Canada LIQ)144A	2.32	4-1-2045	10,260,000	10,260,000
				42,650,000
Rhode Island: 2.13%
Other municipal debt : 2.13%
Bristol Warren Regional School District Series 1 BAN (GO revenue)§	5.00	6-4-2026	40,000,000	40,586,674
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 4.23%
Other municipal debt : 1.21%
Charleston County School District Sales Tax Series B BAN (GO revenue)§	5.00%	5-7-2026	$15,000,000	$15,211,204
South Carolina Public Service Authority (Miscellaneous revenue)	3.00	10-2-2025	7,868,000	7,868,000
				23,079,204
Variable rate demand notes ø: 3.02%
South Carolina Public Service Authority Series A (Utilities revenue, Bank of America N.A. LOC)	2.45	1-1-2036	14,550,000	14,550,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	6-1-2028	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	7-1-2028	17,000,000	17,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.32	12-1-2056	2,795,000	2,795,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	10-1-2029	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	10-1-2029	2,730,000	2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.32	3-1-2029	6,670,000	6,670,000
				57,745,000
Tennessee: 2.19%
Other municipal debt : 1.31%
Vanderbilt University (Miscellaneous revenue)	2.90	12-2-2025	25,000,000	25,000,000
Variable rate demand notes ø: 0.88%
Mizuho Floater/Residual Trust Series 2024-MIZ9181 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	12-4-2026	2,890,000	2,890,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1421 (Miscellaneous revenue, Bank of America N.A. LIQ)144A	2.32	11-1-2052	6,700,000	6,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.34	11-1-2029	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series XF1925 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.32	7-1-2031	3,600,000	3,600,000
				16,790,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 12.38%
Other municipal debt : 1.83%
City of Austin (Utilities revenue)	3.00%	9-3-2025	$5,000,000	$5,000,000
Permanent University Fund - Texas A&M University System (Education revenue)	2.99	10-8-2025	5,000,000	5,000,000
Permanent University Fund - Texas A&M University System (Education revenue)	3.00	11-3-2025	25,000,000	25,000,000
				35,000,000
Variable rate demand notes ø: 10.55%
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series B (Health revenue)	2.30	12-1-2059	12,000,000	12,000,000
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series C-1 (Health revenue)	2.30	12-1-2039	12,000,000	12,000,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5079 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	2.32	2-15-2046	1,780,000	1,780,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5081 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	2.32	2-15-2045	2,930,000	2,930,000
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	3-1-2038	9,250,000	9,250,000
Mizuho Floater/Residual Trust Series 2024-MIZ9197 (Housing revenue, BAM Insured, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.97	1-14-2033	11,050,000	11,050,000
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	2.33	6-1-2041	20,000,000	20,000,000
State of Texas Series C (GO revenue, FHLB SPA)	2.62	6-1-2042	3,900,000	3,900,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (Health revenue, TD Bank N.A. LOC)	2.70	10-1-2041	11,410,000	11,410,000
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A##	2.69	6-15-2056	56,000,000	56,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	2.32	8-15-2052	1,540,000	1,540,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC)144A	2.41	12-1-2055	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3128 (GO revenue, UBS AG LIQ)144A	2.31	8-15-2053	1,675,000	1,675,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	2.32	2-1-2053	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6017 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.41	3-1-2052	4,860,000	4,860,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3243 (Utilities revenue, BAM Insured, Morgan Stanley Bank LIQ)144A	2.49	2-15-2049	8,250,000	8,250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3259 (Water & sewer revenue, UBS AG LIQ)144A	2.90	10-15-2051	7,175,000	7,175,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0596 (GO revenue, Royal Bank of Canada LIQ)144A	2.32%	12-1-2041	$3,410,000	$3,410,000
Tender Option Bond Trust Receipts/Certificates Series XL0614 (Miscellaneous revenue, Morgan Stanley Bank LIQ)144A	2.39	5-15-2053	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0654 (GO revenue, Royal Bank of Canada LIQ)144A	2.32	8-15-2033	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0655 (GO revenue, Royal Bank of Canada LIQ)144A	2.32	8-15-2033	2,875,000	2,875,000
Tender Option Bond Trust Receipts/Certificates Series YX1401 (GO revenue, Barclays Bank plc LIQ)144A	2.32	2-15-2047	7,410,000	7,410,000
Texas Department of Transportation State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	2.31	4-1-2032	7,900,000	7,900,000
				201,415,000
Utah: 0.46%
Variable rate demand notes ø: 0.46%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0563 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.32	1-1-2054	4,065,000	4,065,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0543 (Housing revenue, BAM Insured, Barclays Bank plc LIQ)144A	2.40	5-15-2059	4,800,000	4,800,000
				8,865,000
Vermont: 0.08%
Variable rate demand notes ø: 0.08%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)	2.76	7-1-2033	1,560,000	1,560,000
Virginia: 0.13%
Other municipal debt : 0.13%
Hampton Roads Sanitation District Series A (Water & sewer revenue)§	5.00	7-15-2026	2,500,000	2,551,320
Washington: 0.75%
Variable rate demand notes ø: 0.75%
County of King Sewer Revenue (Water & sewer revenue)	2.65	1-1-2065	6,000,000	6,000,000
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.54	6-1-2037	8,220,000	8,220,000
				14,220,000
Wisconsin: 5.33%
Variable rate demand notes ø: 5.33%
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.57	11-1-2025	9,750,000	9,750,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (Health revenue, BAM Insured, Barclays Bank plc LIQ)144A		2.41%	2-15-2054	$8,000,000	$8,000,000
Tender Option Bond Trust Receipts/Certificates Series XG0618 (Housing revenue, Deutsche Bank LOC, Deutsche Bank LIQ)144A		2.64	5-1-2065	20,080,000	20,080,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)		2.70	4-1-2048	6,000,000	6,000,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, BMO Harris Bank N.A. SPA)		2.70	4-1-2048	38,885,000	38,885,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, U.S. Bank N.A. SPA)		2.70	4-1-2054	500,000	500,000
Wisconsin Housing & EDA Home Ownership Revenue Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)		2.25	9-1-2050	3,000,000	3,000,000
Wisconsin Housing & EDA Home Ownership Revenue Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)		2.25	3-1-2042	8,600,000	8,600,000
Wisconsin Housing & EDA Housing Revenue Series A AMT (Housing revenue, FHLB SPA)		2.25	5-1-2055	1,500,000	1,500,000
Wisconsin Housing & EDA Housing Revenue Series B (Housing revenue, FHLB SPA)		2.25	5-1-2055	5,355,000	5,355,000
					101,670,000
Wyoming: 0.34%
Variable rate demand notes ø: 0.34%
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0544 (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of America N.A. LIQ)144A		2.32	12-1-2053	6,400,000	6,400,000
Total municipal obligations (Cost $1,867,461,264)					1,867,461,264
Repurchase agreements ^^: 0.90%
Citigroup Global Markets Holdings, Inc., dated 7-31-2025, maturity value $17,202,083		4.36	8-1-2025	17,200,000	17,200,000
Total Repurchase agreements (Cost $17,200,000)					17,200,000
Total investments in securities (Cost $1,904,661,264)	99.75%				1,904,661,264
Other assets and liabilities, net	0.25				4,749,440
Total net assets	100.00%				$1,909,410,704

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
^^	Collateralized by U.S. government securities, 2.50% to 4.63%, 3-31-2027 to 9-30-2028, fair value including accrued interest is $17,544,002.

The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—July 31, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Statement of assets and liabilities—July 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,904,661,264
Cash	178,438
Receivable for interest	9,577,770
Receivable for Fund shares sold	5,896,058
Receivable for investments sold	857,000
Prepaid expenses and other assets	147,682
Total assets	1,921,318,212
Liabilities
Payable for investments purchased	6,000,000
Payable for Fund shares redeemed	3,552,756
Payable for when-issued transactions	1,834,934
Management fee payable	152,156
Administration fees payable	138,051
Shareholder servicing fees payable	29,795
Dividends payable	24,228
Accrued expenses and other liabilities	175,588
Total liabilities	11,907,508
Total net assets	$1,909,410,704
Net assets consist of
Paid-in capital	$1,909,444,807
Total distributable loss	(34,103)
Total net assets	$1,909,410,704
Computation of net asset value per share
Net assets–Class A	$71,784,810
Shares outstanding–Class A1	71,780,471
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$86,998,871
Shares outstanding–Administrator Class[1]	86,993,739
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,715,531,497
Shares outstanding–Premier Class[1]	1,715,430,744
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$35,095,526
Shares outstanding–Service Class[1]	35,093,417
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of operations—six months ended July 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$27,495,273
Expenses
Management fee	1,406,797
Administration fees
Class A	71,843
Administrator Class	42,069
Premier Class	673,913
Service Class	20,979
Shareholder servicing fees
Class A	89,804
Administrator Class	41,471
Service Class	43,672
Custody and accounting fees	31,103
Professional fees	27,869
Registration fees	97,224
Shareholder report expenses	15,368
Trustees’ fees and expenses	11,487
Other fees and expenses	20,607
Total expenses	2,594,206
Less: Fee waivers and/or expense reimbursements
Fund-level	(375,759)
Class A	(17,629)
Administrator Class	(35,249)
Premier Class	(98,697)
Service Class	(18,055)
Net expenses	2,048,817
Net investment income	25,446,456
Net realized gains on investments	21,566
Net increase in net assets resulting from operations	$25,468,022
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
Operations
Net investment income		$25,446,456		$57,180,835
Net realized gains on investments		21,566		318,201
Net increase in net assets resulting from operations		25,468,022		57,499,036
Distributions to shareholders from
Net investment income and net realized gains
Class A		(864,323)		(1,938,662)
Administrator Class		(1,129,948)		(2,521,727)
Premier Class		(23,008,221)		(51,159,703)
Service Class		(443,765)		(1,986,583)
Total distributions to shareholders		(25,446,257)		(57,606,675)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,776,892	18,776,892	27,033,201	27,033,201
Administrator Class	34,792,465	34,792,465	72,166,455	72,166,455
Premier Class	1,244,716,116	1,244,716,116	2,176,490,933	2,176,490,933
Service Class	13,665,515	13,665,515	36,489,954	36,489,954
		1,311,950,988		2,312,180,543
Reinvestment of distributions
Class A	864,323	864,323	1,908,135	1,908,135
Administrator Class	1,125,543	1,125,543	2,472,506	2,472,506
Premier Class	22,884,242	22,884,242	50,463,534	50,463,534
Service Class	437,868	437,868	1,028,001	1,028,001
		25,311,976		55,872,176
Payment for shares redeemed
Class A	(21,492,438)	(21,492,438)	(24,495,070)	(24,495,070)
Administrator Class	(37,035,894)	(37,035,894)	(57,506,806)	(57,506,806)
Premier Class	(1,300,070,698)	(1,300,070,698)	(1,867,835,055)	(1,867,835,055)
Service Class	(17,798,912)	(17,798,912)	(78,396,873)	(78,396,873)
		(1,376,397,942)		(2,028,233,804)
Net increase (decrease) in net assets resulting from capital share transactions		(39,134,978)		339,818,915
Total increase (decrease) in net assets		(39,113,213)		339,711,276
Net assets
Beginning of period		1,948,523,917		1,608,812,641
End of period		$1,909,410,704		$1,948,523,917
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.20%	2.92%	2.99%	0.99%	0.02%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.63%	0.63%	0.65%	0.66%	0.64%
Net expenses	0.53%	0.58%	0.59%	0.52%*	0.12%*	0.33%*
Net investment income	2.41%	2.85%	2.94%	0.97%	0.01%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$71,785	$73,635	$69,194	$81,106	$84,532	$100,920

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.34%	3.21%	3.29%	1.23%	0.02%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.37%	0.38%	0.38%	0.37%
Net expenses	0.25%	0.30%	0.30%	0.28%*	0.11%*	0.25%*
Net investment income	2.69%	3.11%	3.22%	1.21%	0.01%	0.34%
Supplemental data
Net assets, end of period (000s omitted)	$86,999	$88,116	$70,989	$96,006	$108,157	$85,489

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Premier Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.36%	3.31%	3.39%	1.31%	0.02%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.26%	0.25%	0.26%	0.27%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.12%[4]	0.20%
Net investment income	2.73%	3.21%	3.36%	1.42%	0.01%	0.38%
Supplemental data
Net assets, end of period (000s omitted)	$1,715,531	$1,747,982	$1,388,952	$814,588	$559,264	$632,040

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Service Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.26%	3.17%	3.22%	1.09%	0.02%	0.30%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.37%	0.38%	0.55%	0.56%	0.54%
Net expenses	0.40%	0.36%	0.37%	0.42%*	0.12%*	0.29%*
Net investment income	2.54%	3.14%	3.17%	1.10%	0.01%	0.28%
Supplemental data
Net assets, end of period (000s omitted)	$35,096	$38,791	$79,678	$68,699	$65,673	$64,183

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
26 | Retail Money Market Funds

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$20,000,000	$0	$20,000,000
Municipal obligations	0	1,867,461,264	0	1,867,461,264
Repurchase agreements	0	17,200,000	0	17,200,000
Total assets	$0	$1,904,661,264	$0	$1,904,661,264
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Retail Money Market Funds | 27

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2025, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $435,975,000, $511,215,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2025.
28 | Retail Money Market Funds

Notes to financial statements (unaudited)
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
8.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.
9.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Retail Money Market Funds | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Retail Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Retail Money Market Funds | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

32 | Retail Money Market Funds

Other information (unaudited)
privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to the median net operating expense ratios of the expense Groups for Premier Class and Service Class, higher than the median net operating expense ratio of the expense Group for Class A, and lower than the median net operating expense ratio of the expense Group for Administrator Class.
It was noted that the Board had approved a proposal to convert Class A shares into Service Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class, except for Premier Class, which was lower than the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Retail Money Market Funds | 33

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

34 | Retail Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0452 07-25

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2025

Government Money Market Funds | 1

Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 56.91%
Australia & New Zealand Banking Group Ltd., dated 7-31-2025, maturity value $2,000,242,778(01)	4.37%	8-1-2025	$2,000,000,000	$2,000,000,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2025, maturity value $250,211,458(02)	4.35	8-7-2025	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2025, maturity value $647,878,456(03)	4.36	8-1-2025	647,800,000	647,800,000
Citigroup Global Markets Holdings, Inc., dated 5-30-2025, maturity value $101,849,333(04)	4.38	10-29-2025	100,000,000	100,000,000
Deutsche Bank Securities, Inc., dated 7-31-2025, maturity value $700,084,778(05)	4.36	8-1-2025	700,000,000	700,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2025, maturity value $3,000,365,833(06)	4.39	8-1-2025	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp. - CIBC, dated 7-31-2025, maturity value $500,060,694(07)	4.37	8-1-2025	500,000,000	500,000,000
Fixed Income Clearing Corp. - Natixis, dated 7-31-2025, maturity value $2,000,242,778(08)	4.37	8-1-2025	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 7-31-2025, maturity value $2,100,254,359(09)	4.37	8-1-2025	2,099,999,442	2,099,999,442
Goldman Sachs & Co. LLC, dated 7-31-2025, maturity value $250,029,583(10)	4.26	8-1-2025	250,000,000	250,000,000
MUFG Securities EMEA PLC, dated 7-31-2025, maturity value $2,500,303,472(11)	4.37	8-1-2025	2,500,000,000	2,500,000,000
Natixis, dated 7-31-2025, maturity value $1,114,184,924(12)	4.36	8-1-2025	1,114,050,000	1,114,050,000
Natwest Markets Securities, Inc., dated 7-29-2025, maturity value $1,251,059,722(13)	4.36	8-5-2025	1,250,000,000	1,250,000,000
Natwest Markets Securities, Inc., dated 7-31-2025, maturity value $400,048,556(14)	4.37	8-1-2025	400,000,000	400,000,000
RBC Dominion, dated 7-31-2025, maturity value $250,030,278(15)	4.36	8-1-2025	250,000,000	250,000,000
Societe Generale, dated 7-7-2025, maturity value $250,936,458(16)	4.35	8-7-2025	250,000,000	250,000,000
Societe Generale, dated 7-16-2025, maturity value $250,999,167(17)	4.36	8-18-2025	250,000,000	250,000,000
Standard Chartered Bank PLC, dated 7-31-2025, maturity value $250,029,653(18)	4.27	8-1-2025	250,000,000	250,000,000
Total repurchase agreements (Cost $17,811,849,442)				17,811,849,442
U.S. Treasury securities: 43.81%
U.S. Treasury Bills☼	3.98	5-14-2026	100,000,000	96,881,011
U.S. Treasury Bills☼	3.99	3-19-2026	80,000,000	77,988,459
U.S. Treasury Bills☼	3.99	7-9-2026	50,000,000	48,142,513
U.S. Treasury Bills☼	3.99	7-9-2026	100,000,000	96,254,625
U.S. Treasury Bills☼	4.04	10-2-2025	143,000,000	142,014,562
U.S. Treasury Bills☼	4.04	10-2-2025	177,000,000	175,787,604
U.S. Treasury Bills☼	4.10	10-23-2025	100,000,000	99,066,711
U.S. Treasury Bills☼	4.11	2-19-2026	150,000,000	146,588,094
U.S. Treasury Bills☼	4.12	10-16-2025	75,000,000	74,356,850
U.S. Treasury Bills☼	4.12	10-16-2025	75,000,000	74,356,692
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	4.12%	10-30-2025	$60,000,000	$59,387,175
U.S. Treasury Bills☼	4.12	10-30-2025	180,000,000	178,172,625
U.S. Treasury Bills☼	4.13	9-11-2025	60,000,000	59,721,337
U.S. Treasury Bills☼	4.13	10-9-2025	200,000,000	198,439,833
U.S. Treasury Bills☼	4.15	9-18-2025	100,000,000	99,453,600
U.S. Treasury Bills☼	4.16	11-6-2025	100,000,000	98,893,257
U.S. Treasury Bills☼	4.17	1-2-2026	167,000,000	164,054,756
U.S. Treasury Bills☼	4.17	1-2-2026	83,000,000	81,544,982
U.S. Treasury Bills☼	4.18	11-13-2025	100,000,000	98,809,778
U.S. Treasury Bills☼	4.18	1-15-2026	200,000,000	196,170,597
U.S. Treasury Bills☼	4.20	9-4-2025	60,000,000	59,765,513
U.S. Treasury Bills☼	4.20	11-20-2025	250,000,000	246,803,354
U.S. Treasury Bills☼	4.20	11-28-2025	395,000,000	389,595,582
U.S. Treasury Bills☼	4.20	11-28-2025	10,000,000	9,861,580
U.S. Treasury Bills☼	4.20	12-11-2025	100,000,000	98,481,083
U.S. Treasury Bills☼	4.21	12-4-2025	200,000,000	197,115,972
U.S. Treasury Bills☼	4.21	1-8-2026	116,000,000	113,861,476
U.S. Treasury Bills☼	4.21	1-8-2026	17,000,000	16,686,444
U.S. Treasury Bills☼	4.22	8-7-2025	60,000,000	59,958,370
U.S. Treasury Bills☼	4.23	8-14-2025	60,000,000	59,909,585
U.S. Treasury Bills☼	4.24	11-4-2025	150,000,000	148,345,021
U.S. Treasury Bills☼	4.25	8-28-2025	60,000,000	59,811,540
U.S. Treasury Bills☼	4.26	8-21-2025	60,000,000	59,859,833
U.S. Treasury Bills☼	4.27	10-7-2025	150,000,000	148,824,010
U.S. Treasury Bills☼	4.27	10-28-2025	300,000,000	296,914,500
U.S. Treasury Bills☼	4.29	9-23-2025	190,000,000	188,817,474
U.S. Treasury Bills☼	4.29	9-30-2025	35,000,000	34,753,250
U.S. Treasury Bills☼	4.29	9-30-2025	120,000,000	119,154,471
U.S. Treasury Bills☼	4.31	9-16-2025	160,000,000	159,131,827
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	4.38	1-31-2027	990,000,000	989,974,675
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	4.44	4-30-2026	450,000,000	449,993,101
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.44	7-31-2027	250,000,000	250,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.45	4-30-2027	780,000,000	780,043,341
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.46	10-31-2025	600,000,000	599,945,329
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.47	7-31-2026	500,000,000	499,894,606
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.21%)±	4.49	10-31-2026	760,000,000	760,491,867
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	4.53	1-31-2026	380,000,000	380,050,553
U.S. Treasury Notes	0.25	9-30-2025	515,000,000	511,666,708
U.S. Treasury Notes	0.25	10-31-2025	130,000,000	128,721,370
U.S. Treasury Notes	0.38	12-31-2025	210,000,000	206,690,364
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		0.63%	7-31-2026	$120,000,000	$115,913,615
U.S. Treasury Notes		0.75	3-31-2026	330,000,000	322,875,799
U.S. Treasury Notes		0.75	4-30-2026	415,000,000	404,914,409
U.S. Treasury Notes		0.88	6-30-2026	365,000,000	354,416,035
U.S. Treasury Notes		1.88	6-30-2026	50,000,000	49,015,532
U.S. Treasury Notes		2.00	8-15-2025	40,000,000	39,965,585
U.S. Treasury Notes		2.63	12-31-2025	40,000,000	39,740,909
U.S. Treasury Notes		3.00	10-31-2025	51,279,000	51,118,477
U.S. Treasury Notes		3.13	8-15-2025	50,000,000	49,978,573
U.S. Treasury Notes		3.63	5-15-2026	140,000,000	139,425,089
U.S. Treasury Notes		3.75	4-15-2026	215,000,000	214,509,031
U.S. Treasury Notes		3.88	1-15-2026	110,000,000	109,810,737
U.S. Treasury Notes		4.00	12-15-2025	100,000,000	99,893,439
U.S. Treasury Notes		4.13	6-15-2026	175,000,000	174,985,179
U.S. Treasury Notes		4.25	12-31-2025	265,000,000	264,956,445
U.S. Treasury Notes		4.38	7-31-2026	140,000,000	140,346,071
U.S. Treasury Notes		4.50	3-31-2026	187,200,000	187,630,657
U.S. Treasury Notes		4.63	6-30-2026	165,000,000	165,720,477
U.S. Treasury Notes		4.88	11-30-2025	30,000,000	30,054,260
U.S. Treasury Notes		4.88	4-30-2026	47,000,000	47,230,706
U.S. Treasury Notes		5.00	9-30-2025	135,000,000	135,156,138
U.S. Treasury Notes		5.00	10-31-2025	285,000,000	285,475,067
Total U.S. treasury securities (Cost $13,714,340,090)					13,714,340,090
Total investments in securities (Cost $31,526,189,532)	100.72%				31,526,189,532
Other assets and liabilities, net	(0.72)				(225,264,032)
Total net assets	100.00%				$31,300,925,500

^^	Collateralized by:
(01) U.S. government securities, 0.25% to 6.00%, 10-31-2025 to 8-15-2054, fair value including accrued interest is $2,038,573,560.
(02) U.S. government securities, 4.13% to 4.25%, 2-28-2029 to 11-30-2031, fair value including accrued interest is $255,000,013.
(03) U.S. government securities, 2.50% to 4.63%, 3-31-2027 to 9-30-2028, fair value including accrued interest is $660,756,059.
(04) U.S. government securities, 1.63% to 4.63%, 4-30-2029 to 2-15-2052, fair value including accrued interest is $102,000,022.
(05) U.S. government securities, 0.00% to 1.25%, 8-15-2025 to 2-15-2035, fair value including accrued interest is $714,000,000.
(06) U.S. government securities, 0.00% to 5.38%, 8-5-2025 to 5-15-2035, fair value including accrued interest is $3,060,000,076.
(07) U.S. government securities, 4.75%, 11-15-2053, fair value including accrued interest is $510,000,000.
(08) U.S. government securities, 4.00%, 11-15-2052, fair value including accrued interest is $2,039,999,931.
(09) U.S. government securities, 4.00% to 4.13%, 7-31-2029 to 10-31-2031, fair value including accrued interest is $2,142,891,000.
(10) U.S. government securities, 0.00% to 4.47%, 1-15-2026 to 8-15-2046, fair value including accrued interest is $255,000,022.
(11) U.S. government securities, 0.13% to 6.13%, 10-15-2025 to 2-15-2047, fair value including accrued interest is $2,550,000,000.
(12) U.S. government securities, 0.00% to 4.88%, 10-31-2025 to 11-15-2052, fair value including accrued interest is $1,136,331,041.
(13) U.S. government securities, 0.00% to 5.00%, 8-15-2025 to 5-15-2055, fair value including accrued interest is $1,275,000,034.
(14) U.S. government securities, 1.38% to 4.75%, 5-15-2038 to 5-15-2055, fair value including accrued interest is $408,000,040.
(15) U.S. government securities, 0.00% to 2.38%, 7-15-2026 to 5-15-2049, fair value including accrued interest is $255,000,005.
(16) U.S. government securities, 3.88% to 4.00%, 2-15-2043 to 11-15-2052, fair value including accrued interest is $255,000,032.
(17) U.S. government securities, 3.88%, 2-15-2043, fair value including accrued interest is $255,000,083.
(18) U.S. government securities, 0.00% to 6.13%, 8-31-2025 to 5-15-2055, fair value including accrued interest is $255,000,000.
☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$13,714,340,090
Investments in repurchase agreements, at amortized cost	17,811,849,442
Cash	951,402
Receivable for interest	25,391,655
Prepaid expenses and other assets	594,641
Total assets	31,553,127,230
Liabilities
Payable for investments purchased	169,575,832
Dividends payable	68,496,114
Payable for Fund shares redeemed	8,191,954
Management fee payable	2,912,642
Administration fees payable	2,080,449
Shareholder servicing fees payable	722,035
Accrued expenses and other liabilities	222,704
Total liabilities	252,201,730
Total net assets	$31,300,925,500
Net assets consist of
Paid-in capital	$31,300,214,589
Total distributable earnings	710,911
Total net assets	$31,300,925,500
Computation of net asset value per share
Net assets–Class A	$1,490,891,222
Shares outstanding–Class A1	1,490,768,953
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$38,511,586
Shares outstanding–Administrator Class[1]	38,507,992
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$19,052,514,932
Shares outstanding–Institutional Class[1]	19,050,731,907
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$108,804
Shares outstanding–Roberts & Ryan Class[1]	108,794
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$8,787,879,801
Shares outstanding–Select Class[1]	8,787,139,532
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,931,019,155
Shares outstanding–Service Class[1]	1,930,838,813
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of operations—six months ended July 31, 2025 (unaudited)
Statement of operations
Investment income
Interest	$689,922,621
Expenses
Management fee	20,798,988
Administration fees
Class A	1,418,892
Administrator Class	18,842
Institutional Class	7,396,130
Roberts & Ryan Class	42
Select Class	1,935,029
Service Class	1,134,450
Shareholder servicing fees
Class A	1,773,615
Administrator Class	18,842
Service Class	2,363,438
Custody and accounting fees	287,474
Professional fees	73,010
Registration fees	89,060
Shareholder report expenses	21,749
Trustees’ fees and expenses	112,710
Other fees and expenses	195,833
Total expenses	37,638,104
Less: Fee waivers and/or expense reimbursements
Class A	(58,899)
Administrator Class	(176)
Institutional Class	(1,567,554)
Roberts & Ryan Class	(8)
Select Class	(1,787,105)
Service Class	(542,413)
Net expenses	33,681,949
Net investment income	656,240,672
Net realized gains on investments	1,012,212
Net increase in net assets resulting from operations	$657,252,884
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2025 (unaudited)		Year ended January 31, 2025
Operations
Net investment income		$656,240,672		$1,422,035,946
Net realized gains (losses) on investments		1,012,212		(24,590)
Net increase in net assets resulting from operations		657,252,884		1,422,011,356
Distributions to shareholders from
Net investment income and net realized gains
Class A		(26,962,417)		(75,762,763)
Administrator Class		(762,071)		(1,302,687)
Institutional Class		(386,338,086)		(823,944,426)
Roberts & Ryan Class		(2,203)		(5,140)
Select Class		(205,043,684)		(436,992,156)
Service Class		(37,134,281)		(84,033,687)
Total distributions to shareholders		(656,242,742)		(1,422,040,859)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,853,911,414	8,853,911,414	18,930,709,318	18,930,709,318
Administrator Class	90,965,506	90,965,506	170,271,670	170,271,670
Institutional Class	37,557,498,158	37,557,498,158	79,311,298,374	79,311,298,374
Roberts & Ryan Class	24	24	0	0
Select Class	126,617,899,991	126,617,899,991	268,471,077,132	268,471,077,132
Service Class	6,679,602,106	6,679,602,106	11,463,095,137	11,463,095,137
		179,799,877,199		378,346,451,631
Reinvestment of distributions
Class A	6,502,673	6,502,673	16,680,098	16,680,098
Administrator Class	762,071	762,071	1,291,425	1,291,425
Institutional Class	90,130,036	90,130,036	222,388,833	222,388,833
Roberts & Ryan Class	2,203	2,203	5,116	5,116
Select Class	150,903,567	150,903,567	311,300,983	311,300,983
Service Class	15,375,402	15,375,402	34,230,184	34,230,184
		263,675,952		585,896,639
Payment for shares redeemed
Class A	(8,856,086,962)	(8,856,086,962)	(19,078,134,448)	(19,078,134,448)
Administrator Class	(93,170,176)	(93,170,176)	(156,266,517)	(156,266,517)
Institutional Class	(38,046,989,342)	(38,046,989,342)	(76,681,626,066)	(76,681,626,066)
Select Class	(126,919,175,655)	(126,919,175,655)	(268,380,335,361)	(268,380,335,361)
Service Class	(6,487,500,021)	(6,487,500,021)	(11,824,252,437)	(11,824,252,437)
		(180,402,922,156)		(376,120,614,829)
Net increase (decrease) in net assets resulting from capital share transactions		(339,369,005)		2,811,733,441
Total increase (decrease) in net assets		(338,358,863)		2,811,703,938
Net assets
Beginning of period		31,639,284,363		28,827,580,425
End of period		$31,300,925,500		$31,639,284,363
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.01	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.90%	4.65%	4.68%	1.51%	0.01%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.60%	0.62%	0.61%	0.61%
Net expenses	0.58%	0.58%	0.59%	0.50%*	0.06%*	0.25%*
Net investment income	3.80%	4.54%	4.58%	1.33%	0.01%	0.11%
Supplemental data
Net assets, end of period (000s omitted)	$1,490,891	$1,486,538	$1,617,295	$1,469,727	$2,421,542	$1,537,192

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.02%	4.90%	4.94%	1.71%	0.01%	0.16%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.34%	0.34%
Net expenses	0.34%	0.34%	0.34%	0.26%*	0.06%*	0.24%*
Net investment income	4.04%	4.70%	4.83%	1.10%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$38,512	$39,955	$24,656	$26,770	$117,556	$143,745

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.09%	5.04%	5.09%	1.84%	0.01%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19%*	0.06%*	0.18%*
Net investment income	4.18%	4.91%	4.99%	1.84%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$19,052,515	$19,451,328	$16,599,118	$13,471,949	$14,984,670	$15,879,274

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Roberts & Ryan Class		2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	(0.00)[4]	0.00 [3]
Total from investment operations	0.02	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)
Net realized gains	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[5]	2.09%	5.04%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%
Net investment income	4.18%	4.92%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$109	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Select Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.12%	5.11%	5.15%	1.89%	0.01%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.19%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.06%[5]	0.14%
Net investment income	4.24%	4.95%	5.06%	1.87%	0.01%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$8,787,880	$8,937,893	$8,535,983	$5,565,461	$4,360,652	$3,118,274

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2025 (unaudited)	Year ended January 31
Service Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.96%	4.78%	4.83%	1.62%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%	0.51%
Net expenses	0.45%	0.45%	0.45%	0.40%*	0.06%*	0.23%*
Net investment income	3.93%	4.67%	4.75%	1.60%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$1,931,019	$1,723,464	$2,050,427	$1,415,688	$1,406,514	$1,416,203

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
14 | Government Money Market Funds

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2025, the Fund had capital loss carryforwards which consisted of $24,590 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$17,811,849,442	$0	$17,811,849,442
U.S. Treasury securities	0	13,714,340,090	0	13,714,340,090
Total assets	$0	$31,526,189,532	$0	$31,526,189,532
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Government Money Market Funds | 15

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2025, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Government Money Market Funds

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2025.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
8.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Government Money Market Funds | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Government Money Market Funds | 19

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

20 | Government Money Market Funds

Other information (unaudited)
privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Service Class and Select Class, in range of the median net operating expense ratios of the expense Groups for Class A, Institutional Class, and Roberts & Ryan Class, and equal to the median net operating expense ratio for the expense Group for Administrator Class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Government Money Market Funds | 21

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

22 | Government Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0453 07-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: September 24, 2025